UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Real Estate Index Fund

April 30, 2017

URX-QTLY-0617
1.929338.105

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.4%
REITs - Apartments - 18.7%
American Campus Communities, Inc.	192,257	$9,111,059
American Homes 4 Rent Class A	336,103	7,747,174
Apartment Investment & Management Co. Class A	226,482	9,906,323
AvalonBay Communities, Inc.	198,085	37,604,456
Camden Property Trust (SBI)	126,248	10,393,998
Colony Starwood Homes	140,011	4,840,180
Education Realty Trust, Inc.	105,520	4,091,010
Equity Residential (SBI)	529,502	34,195,239
Essex Property Trust, Inc.	94,549	23,114,394
Independence Realty Trust, Inc. (a)	85,587	787,400
Mid-America Apartment Communities, Inc.	163,777	16,248,287
Monogram Residential Trust, Inc.	240,642	2,449,736
Silver Bay Realty Trust Corp.	51,032	1,093,616
UDR, Inc.	385,478	14,393,749
		175,976,621
REITs - Diversified - 11.2%
Apple Hospitality (REIT), Inc.	225,528	4,224,139
Cousins Properties, Inc.	603,450	5,123,291
Digital Realty Trust, Inc.	229,725	26,381,619
Duke Realty Corp.	512,856	14,221,497
DuPont Fabros Technology, Inc. (a)	111,784	5,762,465
Forest City Realty Trust, Inc. Class A	312,046	7,052,240
Liberty Property Trust (SBI)	212,021	8,601,692
NexPoint Residential Trust, Inc.	25,213	605,364
NorthStar Realty Europe Corp.	80,820	939,937
PS Business Parks, Inc.	28,183	3,425,362
TIER REIT, Inc.	68,974	1,193,940
Vornado Realty Trust	248,294	23,895,815
Washington REIT (SBI)	107,764	3,412,886
		104,840,247
REITs - Health Care - 12.1%
Care Capital Properties, Inc.	121,239	3,257,685
HCP, Inc.	675,302	21,170,718
Healthcare Realty Trust, Inc.	167,952	5,508,826
LTC Properties, Inc.	57,099	2,731,616
Quality Care Properties, Inc. (b)	134,999	2,342,233
Senior Housing Properties Trust (SBI)	342,633	7,373,462
Universal Health Realty Income Trust (SBI)	18,033	1,257,802
Ventas, Inc.	511,507	32,741,563
Welltower, Inc.	522,954	37,359,834
		113,743,739
REITs - Hotels - 6.5%
Ashford Hospitality Prime, Inc.	45,835	485,393
Ashford Hospitality Trust, Inc.	115,143	719,644
Chesapeake Lodging Trust	86,692	2,020,791
DiamondRock Hospitality Co.	288,770	3,179,358
FelCor Lodging Trust, Inc.	184,833	1,432,456
Hersha Hospitality Trust	60,252	1,111,047
Hospitality Properties Trust (SBI)	236,941	7,541,832
Host Hotels & Resorts, Inc.	1,066,294	19,139,977
LaSalle Hotel Properties (SBI)	163,076	4,657,451
Pebblebrook Hotel Trust (a)	104,020	3,095,635
RLJ Lodging Trust	179,755	3,862,935
Ryman Hospitality Properties, Inc.	73,570	4,692,295
Summit Hotel Properties, Inc.	134,884	2,229,633
Sunstone Hotel Investors, Inc.	317,434	4,726,592
Xenia Hotels & Resorts, Inc.	154,182	2,692,018
		61,587,057
REITs - Management/Investment - 0.7%
American Assets Trust, Inc.	58,935	2,524,186
Retail Properties America, Inc.	341,628	4,557,318
		7,081,504
REITs - Manufactured Homes - 1.9%
Equity Lifestyle Properties, Inc.	117,641	9,518,333
Sun Communities, Inc.	96,485	8,067,111
		17,585,444
REITs - Office Property - 13.5%
Alexandria Real Estate Equities, Inc.	128,195	14,423,219
Boston Properties, Inc.	221,892	28,091,527
Brandywine Realty Trust (SBI)	252,623	4,287,012
Columbia Property Trust, Inc.	176,630	3,974,175
Corporate Office Properties Trust (SBI)	142,324	4,659,688
Douglas Emmett, Inc.	209,782	7,902,488
Easterly Government Properties, Inc. (a)	34,698	698,124
Equity Commonwealth (b)	178,951	5,724,642
First Potomac Realty Trust	84,113	925,243
Franklin Street Properties Corp.	154,670	1,876,147
Highwoods Properties, Inc. (SBI)	146,645	7,461,298
Hudson Pacific Properties, Inc.	223,247	7,670,767
Kilroy Realty Corp.	141,030	9,946,846
Mack-Cali Realty Corp.	129,592	3,505,464
Paramount Group, Inc.	262,846	4,310,674
Parkway, Inc.	61,629	1,241,824
Piedmont Office Realty Trust, Inc. Class A	209,609	4,579,957
SL Green Realty Corp.	145,077	15,222,930
		126,502,025
REITs - Regional Malls - 12.6%
CBL & Associates Properties, Inc. (a)	246,353	2,278,765
General Growth Properties, Inc.	842,455	18,205,453
Pennsylvania Real Estate Investment Trust (SBI) (a)	100,219	1,388,033
Simon Property Group, Inc.	461,313	76,236,582
Tanger Factory Outlet Centers, Inc.	138,844	4,330,544
Taubman Centers, Inc.	87,286	5,459,739
The Macerich Co.	174,359	10,885,232
		118,784,348
REITs - Shopping Centers - 8.2%
Acadia Realty Trust (SBI)	122,179	3,552,965
Brixmor Property Group, Inc.	377,499	7,455,605
Cedar Shopping Centers, Inc.	109,656	589,949
DDR Corp.	444,107	4,800,797
Federal Realty Investment Trust (SBI)	104,005	13,613,214
Kimco Realty Corp.	613,927	12,456,579
Kite Realty Group Trust	120,506	2,453,502
Ramco-Gershenson Properties Trust (SBI)	114,332	1,524,046
Regency Centers Corp.	210,639	13,308,172
Retail Opportunity Investments Corp.	157,652	3,247,631
Saul Centers, Inc.	16,976	1,019,409
Seritage Growth Properties (a)	35,462	1,471,673
Urban Edge Properties	132,370	3,375,435
Weingarten Realty Investors (SBI)	169,958	5,569,524
WP Glimcher, Inc.	267,334	2,352,539
		76,791,040
REITs - Storage - 7.7%
CubeSmart	259,880	6,585,359
Extra Space Storage, Inc.	181,614	13,717,305
Life Storage, Inc.	67,052	5,256,206
National Storage Affiliates Trust	61,161	1,498,445
Public Storage	215,391	45,098,568
		72,155,883
REITs - Warehouse/Industrial - 6.3%
DCT Industrial Trust, Inc.	132,553	6,701,880
EastGroup Properties, Inc.	48,054	3,760,226
First Industrial Realty Trust, Inc.	169,156	4,760,050
Prologis, Inc.	763,527	41,543,504
Rexford Industrial Realty, Inc.	96,096	2,396,634
		59,162,294

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		934,210,202

TOTAL COMMON STOCKS
(Cost $877,458,923)		934,210,202

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 0.85% (c)	4,483,255	4,484,152
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	13,171,725	13,173,042
TOTAL MONEY MARKET FUNDS
(Cost $17,656,805)		17,657,194
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $895,115,728)		951,867,396
NET OTHER ASSETS (LIABILITIES) - (1.3)%(e)		(12,426,319)
NET ASSETS - 100%		$939,441,077

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
42 CME E-mini S&P 500 Index Contracts (United States)	June 2017	4,999,050	$45,869

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $210,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,514
Fidelity Securities Lending Cash Central Fund	50,266
Total	$69,780

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $901,318,000. Net unrealized appreciation aggregated $50,549,396, of which $107,231,030 related to appreciated investment securities and $56,681,634 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Real Estate Index Fund

April 30, 2017

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV8-QTLY-0617
1.9867772.101

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.5%
REITs - Apartments - 18.7%
American Campus Communities, Inc.	19,567	$927,280
American Homes 4 Rent Class A	34,208	788,494
Apartment Investment & Management Co. Class A	23,051	1,008,251
AvalonBay Communities, Inc.	20,153	3,825,846
Camden Property Trust (SBI)	12,849	1,057,858
Colony Starwood Homes	14,251	492,657
Education Realty Trust, Inc.	10,740	416,390
Equity Residential (SBI)	53,870	3,478,925
Essex Property Trust, Inc.	9,619	2,351,557
Independence Realty Trust, Inc.	8,674	79,801
Mid-America Apartment Communities, Inc.	16,662	1,653,037
Monogram Residential Trust, Inc.	24,500	249,410
Silver Bay Realty Trust Corp.	5,172	110,836
UDR, Inc.	39,211	1,464,139
		17,904,481
REITs - Diversified - 11.1%
Apple Hospitality (REIT), Inc.	22,956	429,966
Cousins Properties, Inc.	61,420	521,456
Digital Realty Trust, Inc.	23,373	2,684,155
Duke Realty Corp.	52,173	1,446,757
DuPont Fabros Technology, Inc.	11,377	586,484
Forest City Realty Trust, Inc. Class A	31,760	717,776
Liberty Property Trust (SBI)	21,580	875,501
NexPoint Residential Trust, Inc.	2,555	61,346
NorthStar Realty Europe Corp.	8,191	95,261
PS Business Parks, Inc.	2,869	348,698
TIER REIT, Inc.	6,999	121,153
Vornado Realty Trust	25,261	2,431,119
Washington REIT (SBI)	10,972	347,483
		10,667,155
REITs - Health Care - 12.1%
Care Capital Properties, Inc.	12,341	331,603
HCP, Inc.	68,704	2,153,870
Healthcare Realty Trust, Inc.	17,094	560,683
LTC Properties, Inc.	5,813	278,094
Quality Care Properties, Inc. (a)	13,740	238,389
Senior Housing Properties Trust (SBI)	34,873	750,467
Universal Health Realty Income Trust (SBI)	1,828	127,503
Ventas, Inc.	52,043	3,331,272
Welltower, Inc.	53,206	3,801,037
		11,572,918
REITs - Hotels - 6.5%
Ashford Hospitality Prime, Inc.	4,645	49,191
Ashford Hospitality Trust, Inc.	11,669	72,931
Chesapeake Lodging Trust	8,829	205,804
DiamondRock Hospitality Co.	29,393	323,617
FelCor Lodging Trust, Inc.	18,773	145,491
Hersha Hospitality Trust	6,106	112,595
Hospitality Properties Trust (SBI)	24,117	767,644
Host Hotels & Resorts, Inc.	108,487	1,947,342
LaSalle Hotel Properties (SBI)	16,598	474,039
Pebblebrook Hotel Trust	10,588	315,099
RLJ Lodging Trust	18,297	393,203
Ryman Hospitality Properties, Inc.	7,488	477,585
Summit Hotel Properties, Inc.	13,735	227,040
Sunstone Hotel Investors, Inc.	32,309	481,081
Xenia Hotels & Resorts, Inc.	15,696	274,052
		6,266,714
REITs - Management/Investment - 0.8%
American Assets Trust, Inc.	5,999	256,937
Retail Properties America, Inc.	34,772	463,858
		720,795
REITs - Manufactured Homes - 1.9%
Equity Lifestyle Properties, Inc.	11,973	968,735
Sun Communities, Inc.	9,811	820,298
		1,789,033
REITs - Office Property - 13.5%
Alexandria Real Estate Equities, Inc.	13,047	1,467,918
Boston Properties, Inc.	22,575	2,857,995
Brandywine Realty Trust (SBI)	25,715	436,384
Columbia Property Trust, Inc.	17,979	404,528
Corporate Office Properties Trust (SBI)	14,486	474,272
Douglas Emmett, Inc.	21,352	804,330
Easterly Government Properties, Inc.	3,516	70,742
Equity Commonwealth (a)	18,216	582,730
First Potomac Realty Trust	8,525	93,775
Franklin Street Properties Corp.	15,760	191,169
Highwoods Properties, Inc. (SBI)	14,925	759,384
Hudson Pacific Properties, Inc.	22,722	780,728
Kilroy Realty Corp.	14,354	1,012,388
Mack-Cali Realty Corp.	13,192	356,844
Paramount Group, Inc.	26,762	438,897
Parkway, Inc.	6,264	126,220
Piedmont Office Realty Trust, Inc. Class A	21,341	466,301
SL Green Realty Corp.	14,759	1,548,662
		12,873,267
REITs - Regional Malls - 12.6%
CBL & Associates Properties, Inc.	25,077	231,962
General Growth Properties, Inc.	85,708	1,852,150
Pennsylvania Real Estate Investment Trust (SBI)	10,226	141,630
Simon Property Group, Inc.	46,937	7,756,800
Tanger Factory Outlet Centers, Inc.	14,132	440,777
Taubman Centers, Inc.	8,884	555,694
The Macerich Co.	17,746	1,107,883
		12,086,896
REITs - Shopping Centers - 8.2%
Acadia Realty Trust (SBI)	12,419	361,145
Brixmor Property Group, Inc.	38,421	758,815
Cedar Shopping Centers, Inc.	11,113	59,788
DDR Corp.	45,199	488,601
Federal Realty Investment Trust (SBI)	10,577	1,384,424
Kimco Realty Corp.	62,483	1,267,780
Kite Realty Group Trust	12,266	249,736
Ramco-Gershenson Properties Trust (SBI)	11,660	155,428
Regency Centers Corp.	21,426	1,353,695
Retail Opportunity Investments Corp.	16,047	330,568
Saul Centers, Inc.	1,721	103,346
Seritage Growth Properties	3,617	150,106
Urban Edge Properties	13,473	343,562
Weingarten Realty Investors (SBI)	17,298	566,855
WP Glimcher, Inc.	27,216	239,501
		7,813,350
REITs - Storage - 7.8%
CubeSmart	26,450	670,243
Extra Space Storage, Inc.	18,484	1,396,097
Life Storage, Inc.	6,824	534,933
National Storage Affiliates Trust	6,214	152,243
Public Storage	21,915	4,588,563
		7,342,079
REITs - Warehouse/Industrial - 6.3%
DCT Industrial Trust, Inc.	13,491	682,105
EastGroup Properties, Inc.	4,891	382,721
First Industrial Realty Trust, Inc.	17,221	484,599
Prologis, Inc.	77,684	4,226,786
Rexford Industrial Realty, Inc.	9,784	244,013
		6,020,224
TOTAL COMMON STOCKS
(Cost $102,046,058)		95,056,912

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 0.85% (b)
(Cost $423,178)	423,096	423,181
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $102,469,236)		95,480,093
NET OTHER ASSETS (LIABILITIES) - 0.1%(c)		64,805
NET ASSETS - 100%		$95,544,898

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
4 CME E-mini S&P 500 Index Contracts (United States)	June 2017	476,100	$4,863

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $20,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,454
Total	$1,454

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017 the cost of investment securities for income tax purposes was $102,534,363. Net unrealized depreciation aggregated $7,054,270, of which $2,796,773 related to appreciated investment securities and $9,851,043 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Small-Mid Cap 500 Index Fund

April 30, 2017

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV3-QTLY-0617
1.9867679.101

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 1.3%
Gentex Corp.	138,690	$2,863,949
Hertz Global Holdings, Inc. (a)(b)	35,329	582,575
Lear Corp.	34,043	4,856,574
The Goodyear Tire & Rubber Co.	123,568	4,476,869
Visteon Corp. (a)	16,722	1,721,530
		14,501,497
Automobiles - 0.2%
Thor Industries, Inc.	23,562	2,266,193
Distributors - 0.2%
Pool Corp.	19,766	2,364,409
Diversified Consumer Services - 0.8%
Graham Holdings Co.	2,122	1,276,807
H&R Block, Inc.	101,531	2,516,953
Service Corp. International	91,872	2,960,116
ServiceMaster Global Holdings, Inc. (a)	66,387	2,529,345
		9,283,221
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	118,647	4,332,988
Brinker International, Inc. (b)	24,175	1,068,293
Choice Hotels International, Inc.	16,143	1,012,166
Domino's Pizza, Inc.	24,444	4,433,897
Dunkin' Brands Group, Inc.	44,899	2,508,058
Extended Stay America, Inc. unit	36,056	628,817
Hyatt Hotels Corp. Class A (a)(b)	15,971	886,391
International Game Technology PLC	46,055	1,022,421
Panera Bread Co. Class A (a)	10,939	3,420,407
Six Flags Entertainment Corp.	35,034	2,193,479
U.S. Foods Holding Corp.	21,863	616,537
Vail Resorts, Inc.	19,012	3,757,912
Wendy's Co.	95,096	1,401,715
		27,283,081
Household Durables - 1.9%
CalAtlantic Group, Inc. (b)	36,575	1,324,747
Leggett & Platt, Inc.	64,911	3,410,424
Lennar Corp.:
Class A	88,560	4,472,280
Class B	4,785	203,889
NVR, Inc. (a)	1,713	3,616,571
PulteGroup, Inc.	155,016	3,514,213
Tempur Sealy International, Inc. (a)(b)	23,057	1,082,526
Toll Brothers, Inc.	75,707	2,724,695
Tupperware Brands Corp.	24,589	1,765,736
		22,115,081
Internet & Direct Marketing Retail - 0.4%
Groupon, Inc. (a)(b)	179,300	702,856
Liberty Expedia Holdings, Inc.	26,070	1,259,442
Liberty Interactive Corp. (Venture Group) Series A (a)	39,106	2,105,858
		4,068,156
Leisure Products - 0.5%
Brunswick Corp.	44,291	2,513,514
Polaris Industries, Inc. (b)	29,481	2,513,550
Vista Outdoor, Inc. (a)	27,892	545,568
		5,572,632
Media - 1.9%
AMC Networks, Inc. Class A (a)	26,830	1,601,214
Cable One, Inc.	2,297	1,566,232
Cinemark Holdings, Inc.	51,879	2,241,173
Clear Channel Outdoor Holding, Inc. Class A (a)	17,052	87,818
Interpublic Group of Companies, Inc.	196,690	4,635,983
John Wiley & Sons, Inc. Class A	21,722	1,144,749
Lions Gate Entertainment Corp.:
Class A (b)	22,959	600,837
Class B (a)	50,955	1,215,277
Live Nation Entertainment, Inc. (a)	64,212	2,065,058
Regal Entertainment Group Class A (b)	39,581	873,553
Tegna, Inc.	106,618	2,716,627
The Madison Square Garden Co. (a)	9,513	1,919,438
Tribune Media Co. Class A	35,786	1,308,336
		21,976,295
Multiline Retail - 0.1%
Dillard's, Inc. Class A (b)	8,123	449,771
JC Penney Corp., Inc. (a)(b)	150,619	810,330
		1,260,101
Specialty Retail - 2.4%
AutoNation, Inc. (a)(b)	31,849	1,337,658
Burlington Stores, Inc. (a)	34,399	3,402,749
Cabela's, Inc. Class A (a)	24,512	1,338,355
CST Brands, Inc.	36,458	1,760,557
Dick's Sporting Goods, Inc.	42,768	2,161,922
Foot Locker, Inc.	66,129	5,114,417
GameStop Corp. Class A (b)	50,060	1,135,861
Michaels Companies, Inc. (a)(b)	41,413	967,408
Murphy U.S.A., Inc. (a)(b)	16,988	1,181,855
Penske Automotive Group, Inc. (b)	18,797	896,805
Sally Beauty Holdings, Inc. (a)	71,600	1,361,832
Staples, Inc.	315,792	3,085,288
Urban Outfitters, Inc. (a)(b)	43,721	1,000,336
Williams-Sonoma, Inc.	43,277	2,339,122
		27,084,165
Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	24,518	2,256,637
Kate Spade & Co. (a)	62,644	1,090,006
lululemon athletica, Inc. (a)(b)	47,571	2,473,692
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	63,812	1,611,253
		7,431,588

TOTAL CONSUMER DISCRETIONARY		145,206,419

CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	19,034	2,133,140
Rite Aid Corp. (a)	503,854	2,015,416
Sprouts Farmers Market LLC (a)(b)	64,535	1,439,776
Welbilt, Inc. (a)(b)	61,851	1,267,946
		6,856,278
Food Products - 1.5%
Blue Buffalo Pet Products, Inc. (a)(b)	29,201	719,805
Flowers Foods, Inc. (b)	84,586	1,658,731
Ingredion, Inc.	35,155	4,352,892
Pilgrim's Pride Corp. (b)	28,985	752,451
Pinnacle Foods, Inc.	56,575	3,289,836
Post Holdings, Inc. (a)	31,404	2,643,903
The Hain Celestial Group, Inc. (a)	49,840	1,843,582
TreeHouse Foods, Inc. (a)(b)	26,830	2,350,308
		17,611,508
Household Products - 0.3%
Energizer Holdings, Inc.	30,083	1,781,816
Spectrum Brands Holdings, Inc. (b)	12,031	1,729,216
		3,511,032
Personal Products - 0.9%
Coty, Inc. Class A (b)	223,632	3,991,831
Edgewell Personal Care Co. (a)(b)	28,882	2,064,774
Herbalife Ltd. (a)(b)	36,114	2,284,572
Nu Skin Enterprises, Inc. Class A (b)	25,409	1,403,339
		9,744,516

TOTAL CONSUMER STAPLES		37,723,334

ENERGY - 4.8%
Energy Equipment & Services - 1.3%
Diamond Offshore Drilling, Inc. (a)(b)	31,485	454,014
Dril-Quip, Inc. (a)(b)	18,512	954,294
Ensco PLC Class A	147,665	1,165,077
Frank's International NV (b)	17,277	157,221
Nabors Industries Ltd.	134,861	1,394,463
Noble Corp. (b)	118,451	568,565
Oceaneering International, Inc.	47,938	1,265,084
Patterson-UTI Energy, Inc.	79,768	1,726,578
Rowan Companies PLC (a)(b)	61,519	865,572
RPC, Inc. (b)	28,546	518,681
Superior Energy Services, Inc. (a)(b)	73,582	888,871
Transocean Ltd. (United States) (a)(b)	169,038	1,864,489
Weatherford International PLC (a)(b)	478,946	2,763,518
		14,586,427
Oil, Gas & Consumable Fuels - 3.5%
Chesapeake Energy Corp. (a)(b)	298,012	1,567,543
CONSOL Energy, Inc. (a)(b)	111,135	1,687,029
Diamondback Energy, Inc. (a)	44,116	4,404,541
Energen Corp. (a)	47,485	2,468,745
Extraction Oil & Gas, Inc. (b)	21,095	330,137
Gulfport Energy Corp. (a)	77,870	1,236,576
HollyFrontier Corp. (b)	79,365	2,233,331
Kosmos Energy Ltd. (a)(b)	76,844	461,832
Laredo Petroleum, Inc. (a)(b)	70,323	904,354
Murphy Oil Corp. (b)	79,919	2,092,279
Newfield Exploration Co. (a)	97,262	3,367,210
Parsley Energy, Inc. Class A (a)	109,107	3,250,298
PBF Energy, Inc. Class A (b)	53,330	1,190,326
QEP Resources, Inc. (a)	116,952	1,381,203
Rice Energy, Inc. (a)	75,472	1,606,799
SM Energy Co.	47,314	1,068,823
Southwestern Energy Co. (a)	240,032	1,802,640
Targa Resources Corp.	86,705	4,780,047
Whiting Petroleum Corp. (a)	98,670	818,961
World Fuel Services Corp.	33,844	1,246,475
WPX Energy, Inc. (a)	188,201	2,245,238
		40,144,387

TOTAL ENERGY		54,730,814

FINANCIALS - 15.4%
Banks - 4.4%
Associated Banc-Corp.	73,020	1,818,198
Bank of Hawaii Corp. (b)	20,765	1,691,932
BankUnited, Inc.	48,593	1,714,847
BOK Financial Corp. (b)	12,554	1,058,177
Commerce Bancshares, Inc.	42,731	2,348,068
Cullen/Frost Bankers, Inc.	26,002	2,454,329
East West Bancorp, Inc.	70,256	3,812,793
First Hawaiian, Inc.	11,929	355,126
First Horizon National Corp.	112,816	2,070,174
Huntington Bancshares, Inc.	527,038	6,777,709
PacWest Bancorp	58,098	2,869,460
Peoples United Financial, Inc.	163,776	2,861,167
Popular, Inc.	50,137	2,101,242
Signature Bank (a)	25,866	3,581,148
SVB Financial Group (a)	25,352	4,460,431
Synovus Financial Corp.	60,929	2,546,832
TCF Financial Corp.	76,866	1,269,058
Western Alliance Bancorp. (a)	45,689	2,188,503
Zions Bancorporation	98,582	3,946,237
		49,925,431
Capital Markets - 3.4%
Artisan Partners Asset Management, Inc.	20,699	606,481
CBOE Holdings, Inc.	50,158	4,133,521
E*TRADE Financial Corp. (a)	136,766	4,725,265
Eaton Vance Corp. (non-vtg.)	53,713	2,305,899
FactSet Research Systems, Inc.	19,589	3,198,100
Federated Investors, Inc. Class B (non-vtg.) (b)	45,740	1,226,747
Lazard Ltd. Class A	62,388	2,678,941
Legg Mason, Inc.	47,607	1,779,550
LPL Financial	42,073	1,768,749
MarketAxess Holdings, Inc.	17,946	3,454,964
Morningstar, Inc.	8,761	640,692
MSCI, Inc.	42,186	4,232,100
Raymond James Financial, Inc.	61,913	4,613,757
SEI Investments Co.	62,539	3,171,353
		38,536,119
Consumer Finance - 0.6%
Credit Acceptance Corp. (a)(b)	4,041	821,333
Navient Corp.	139,001	2,112,815
OneMain Holdings, Inc. (a)	25,909	604,198
Santander Consumer U.S.A. Holdings, Inc. (a)	51,643	657,932
SLM Corp. (a)	208,569	2,615,455
		6,811,733
Diversified Financial Services - 0.1%
Donnelley Financial Solutions, Inc. (a)	12,748	283,261
Valvoline, Inc. (b)	16,972	377,627
		660,888
Insurance - 5.9%
Alleghany Corp. (a)	7,284	4,448,339
Allied World Assurance Co. Holdings AG	42,828	2,273,739
American Financial Group, Inc.	33,480	3,257,939
American National Insurance Co.	3,592	419,977
AmTrust Financial Services, Inc. (b)	43,214	693,585
Arch Capital Group Ltd. (a)	56,165	5,446,320
Arthur J. Gallagher & Co. (b)	85,953	4,797,037
Aspen Insurance Holdings Ltd.	29,424	1,540,346
Assurant, Inc.	27,842	2,679,514
Assured Guaranty Ltd.	60,614	2,311,212
Axis Capital Holdings Ltd.	41,650	2,744,735
Brown & Brown, Inc.	56,992	2,444,957
Erie Indemnity Co. Class A	11,936	1,477,916
Everest Re Group Ltd.	20,524	5,166,096
First American Financial Corp.	52,190	2,265,568
Hanover Insurance Group, Inc.	20,703	1,827,454
Mercury General Corp. (b)	13,325	819,354
Old Republic International Corp.	118,361	2,447,705
ProAssurance Corp.	25,720	1,592,068
Reinsurance Group of America, Inc.	31,283	3,911,626
RenaissanceRe Holdings Ltd.	19,626	2,790,228
Torchmark Corp.	58,202	4,464,675
Validus Holdings Ltd.	36,795	2,034,028
W.R. Berkley Corp.	46,919	3,189,554
White Mountains Insurance Group Ltd.	2,074	1,781,442
		66,825,414
Mortgage Real Estate Investment Trusts - 1.0%
Agnc Investment Corp.	162,481	3,423,475
Chimera Investment Corp.	91,778	1,868,600
MFA Financial, Inc.	181,134	1,505,224
Starwood Property Trust, Inc. (b)	122,469	2,778,822
Two Harbors Investment Corp.	169,332	1,691,627
		11,267,748
Thrifts & Mortgage Finance - 0.0%
TFS Financial Corp.	27,956	462,392

TOTAL FINANCIALS		174,489,725

HEALTH CARE - 10.4%
Biotechnology - 2.1%
ACADIA Pharmaceuticals, Inc. (a)(b)	46,841	1,608,052
Agios Pharmaceuticals, Inc. (a)(b)	17,325	861,226
Alkermes PLC (a)	73,651	4,290,171
Alnylam Pharmaceuticals, Inc. (a)(b)	36,646	1,964,226
AquaBounty Technologies, Inc. (a)(b)	597	4,639
Intercept Pharmaceuticals, Inc. (a)(b)	8,034	902,620
Intrexon Corp. (b)	27,091	564,576
Ionis Pharmaceuticals, Inc. (a)(b)	58,957	2,841,138
Juno Therapeutics, Inc. (a)(b)	30,744	766,755
Neurocrine Biosciences, Inc. (a)	42,084	2,247,286
Opko Health, Inc. (a)(b)	157,510	1,223,853
Seattle Genetics, Inc. (a)(b)	47,105	3,217,272
United Therapeutics Corp. (a)	21,575	2,711,978
		23,203,792
Health Care Equipment & Supplies - 4.0%
Abiomed, Inc. (a)	19,433	2,532,509
Alere, Inc. (a)	42,329	2,081,317
Align Technology, Inc. (a)	35,352	4,759,086
DexCom, Inc. (a)(b)	40,252	3,138,046
Hill-Rom Holdings, Inc.	32,049	2,424,186
Hologic, Inc. (a)	136,724	6,173,089
IDEXX Laboratories, Inc. (a)	43,481	7,293,051
ResMed, Inc.	68,214	4,637,870
Teleflex, Inc.	21,385	4,424,343
The Cooper Companies, Inc.	23,273	4,662,280
West Pharmaceutical Services, Inc.	35,150	3,234,855
		45,360,632
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)(b)	35,674	1,554,673
Brookdale Senior Living, Inc. (a)	90,161	1,171,191
Envision Healthcare Corp. (a)	56,782	3,181,495
LifePoint Hospitals, Inc. (a)	18,236	1,133,367
MEDNAX, Inc. (a)(b)	44,855	2,707,448
Patterson Companies, Inc. (b)	41,052	1,826,403
Premier, Inc. (a)	22,376	756,309
Tenet Healthcare Corp. (a)(b)	39,255	615,126
VCA, Inc. (a)	38,062	3,485,337
Wellcare Health Plans, Inc. (a)	21,675	3,325,162
		19,756,511
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	91,361	1,093,591
athenahealth, Inc. (a)(b)	19,066	1,868,659
Inovalon Holdings, Inc. Class A (a)(b)	28,884	353,829
Veeva Systems, Inc. Class A (a)(b)	47,015	2,520,944
		5,837,023
Life Sciences Tools & Services - 1.8%
Bio-Rad Laboratories, Inc. Class A (a)	10,159	2,217,303
Bio-Techne Corp.	17,987	1,926,048
Bruker Corp.	51,197	1,248,695
Charles River Laboratories International, Inc. (a)	22,857	2,050,273
PerkinElmer, Inc.	53,165	3,158,533
QIAGEN NV	107,609	3,237,955
Quintiles Transnational Holdings, Inc. (a)	68,845	5,802,257
VWR Corp. (a)	38,165	1,078,543
		20,719,607
Pharmaceuticals - 0.3%
Akorn, Inc. (a)(b)	41,079	1,374,093
Endo International PLC (a)	100,262	1,139,979
Patheon NV (b)	15,969	429,726
		2,943,798

TOTAL HEALTH CARE		117,821,363

INDUSTRIALS - 16.3%
Aerospace & Defense - 1.6%
BWX Technologies, Inc.	45,667	2,245,446
HEICO Corp.	11,891	845,093
HEICO Corp. Class A	23,394	1,434,052
Hexcel Corp.	45,380	2,348,415
Huntington Ingalls Industries, Inc.	22,801	4,580,493
Orbital ATK, Inc.	28,569	2,828,331
Rockwell Collins, Inc.	45	4,684
Spirit AeroSystems Holdings, Inc. Class A	59,598	3,406,622
		17,693,136
Airlines - 1.1%
Alaska Air Group, Inc.	58,636	4,989,337
Copa Holdings SA Class A (b)	15,244	1,774,706
JetBlue Airways Corp. (a)	157,741	3,443,486
Spirit Airlines, Inc. (a)	34,938	2,000,899
		12,208,428
Building Products - 1.9%
A.O. Smith Corp.	71,383	3,846,116
Allegion PLC	47,002	3,696,237
Armstrong World Industries, Inc. (a)	22,728	1,062,534
Fortune Brands Home & Security, Inc.	74,834	4,769,919
Lennox International, Inc.	19,437	3,214,685
Owens Corning	56,162	3,417,458
USG Corp. (a)(b)	42,659	1,292,568
		21,299,517
Commercial Services & Supplies - 1.1%
Clean Harbors, Inc. (a)	25,613	1,488,371
Copart, Inc. (a)	95,762	2,959,046
Covanta Holding Corp. (b)	57,050	830,078
KAR Auction Services, Inc.	67,444	2,941,907
LSC Communications, Inc.	12,748	329,791
Pitney Bowes, Inc.	92,412	1,228,155
R.R. Donnelley & Sons Co.	33,996	427,330
Rollins, Inc.	46,945	1,822,874
		12,027,552
Construction & Engineering - 1.1%
AECOM (a)	74,580	2,551,382
Chicago Bridge & Iron Co. NV (b)	51,052	1,535,644
Jacobs Engineering Group, Inc.	58,653	3,221,223
KBR, Inc.	69,849	981,378
Quanta Services, Inc. (a)	70,558	2,500,576
Valmont Industries, Inc.	10,870	1,656,045
		12,446,248
Electrical Equipment - 0.4%
Hubbell, Inc. Class B	26,875	3,040,369
Regal Beloit Corp.	21,796	1,718,615
		4,758,984
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	30,655	3,108,110
ITT, Inc.	44,224	1,863,157
		4,971,267
Machinery - 5.1%
AGCO Corp.	34,087	2,181,227
Allison Transmission Holdings, Inc.	61,987	2,397,657
Colfax Corp. (a)	48,119	1,947,376
Crane Co.	23,832	1,904,415
Donaldson Co., Inc.	62,137	2,875,700
Flowserve Corp. (b)	63,641	3,237,418
Graco, Inc.	27,049	2,917,235
IDEX Corp.	37,219	3,899,062
Lincoln Electric Holdings, Inc.	29,915	2,663,332
Middleby Corp. (a)	27,728	3,774,613
Nordson Corp.	27,929	3,496,711
Oshkosh Corp.	35,636	2,472,782
Snap-On, Inc.	28,335	4,746,963
Terex Corp.	49,084	1,716,958
Timken Co.	34,431	1,661,296
Toro Co.	52,327	3,397,069
Trinity Industries, Inc.	73,109	1,966,632
WABCO Holdings, Inc. (a)	25,874	3,075,642
Wabtec Corp.	42,142	3,535,292
Xylem, Inc.	87,653	4,506,241
		58,373,621
Marine - 0.2%
Kirby Corp. (a)(b)	25,835	1,823,951
Professional Services - 0.8%
Dun & Bradstreet Corp.	17,806	1,951,716
Manpower, Inc.	32,757	3,307,802
Robert Half International, Inc.	62,407	2,873,842
TransUnion Holding Co., Inc. (a)	25,946	1,038,618
		9,171,978
Road & Rail - 0.9%
AMERCO	2,995	1,121,508
Avis Budget Group, Inc. (a)	38,040	1,160,220
Genesee & Wyoming, Inc. Class A (a)	29,712	2,013,285
Landstar System, Inc.	20,649	1,764,457
Old Dominion Freight Lines, Inc.	33,040	2,924,701
Ryder System, Inc.	26,195	1,778,902
		10,763,073
Trading Companies & Distributors - 1.4%
Air Lease Corp. Class A	47,132	1,797,614
HD Supply Holdings, Inc. (a)	98,501	3,969,590
Herc Holdings, Inc. (a)	11,777	535,482
MSC Industrial Direct Co., Inc. Class A	21,539	1,928,387
United Rentals, Inc. (a)	43,241	4,741,808
Watsco, Inc.	12,714	1,764,703
WESCO International, Inc. (a)	23,711	1,445,185
		16,182,769
Transportation Infrastructure - 0.3%
Macquarie Infrastructure Co. LLC	36,559	2,974,806

TOTAL INDUSTRIALS		184,695,330

INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)(b)	19,095	2,666,426
Arris International PLC (a)	92,344	2,400,021
Brocade Communications Systems, Inc.	196,060	2,464,474
CommScope Holding Co., Inc. (a)	62,691	2,635,530
EchoStar Holding Corp. Class A (a)	22,248	1,280,595
		11,447,046
Electronic Equipment & Components - 3.1%
Arrow Electronics, Inc. (a)	44,518	3,138,519
Avnet, Inc.	62,766	2,428,417
CDW Corp.	79,671	4,707,759
Cognex Corp.	39,768	3,393,801
Dolby Laboratories, Inc. Class A	24,832	1,309,391
Fitbit, Inc. (a)(b)	61,713	352,998
FLIR Systems, Inc.	67,112	2,465,024
IPG Photonics Corp. (a)	17,299	2,185,210
Jabil Circuit, Inc.	91,544	2,656,607
Keysight Technologies, Inc. (a)	90,597	3,391,046
National Instruments Corp.	50,634	1,767,633
Trimble, Inc. (a)	123,279	4,367,775
VeriFone Systems, Inc. (a)(b)	53,577	993,318
Zebra Technologies Corp. Class A (a)	25,383	2,392,855
		35,550,353
Internet Software & Services - 1.2%
CommerceHub, Inc.:
Series A (a)(b)	6,518	104,288
Series C (a)	13,738	218,709
CoStar Group, Inc. (a)	15,643	3,768,242
GoDaddy, Inc. (a)(b)	22,793	887,104
IAC/InterActiveCorp (a)	34,453	2,859,944
Match Group, Inc. (a)(b)	14,179	264,155
Nutanix, Inc. Class A (a)	8,412	127,778
Pandora Media, Inc. (a)(b)	107,751	1,169,098
Twilio, Inc. Class A (b)	9,556	315,826
Yelp, Inc. (a)	33,345	1,180,746
Zillow Group, Inc.:
Class A (a)(b)	25,065	964,752
Class C (a)(b)	50,194	1,957,566
		13,818,208
IT Services - 3.1%
Black Knight Financial Services, Inc. Class A (a)(b)	11,333	469,186
Booz Allen Hamilton Holding Corp. Class A	55,613	1,998,175
Broadridge Financial Solutions, Inc.	57,681	4,034,209
CoreLogic, Inc. (a)	41,096	1,756,443
CSRA, Inc.	80,062	2,328,203
DST Systems, Inc.	15,251	1,877,551
Euronet Worldwide, Inc. (a)	24,409	2,016,672
Gartner, Inc. (a)	42,719	4,873,811
Genpact Ltd.	69,544	1,698,264
Jack Henry & Associates, Inc.	38,564	3,737,623
Leidos Holdings, Inc.	64,626	3,403,205
Sabre Corp. (b)	101,449	2,374,921
Square, Inc. (a)	25,318	461,800
Teradata Corp. (a)(b)	63,457	1,851,675
WEX, Inc. (a)	18,883	1,915,869
		34,797,607
Semiconductors & Semiconductor Equipment - 1.2%
Cree, Inc. (a)	48,651	1,064,484
Cypress Semiconductor Corp. (b)	152,589	2,137,772
First Solar, Inc. (a)(b)	37,049	1,094,798
Marvell Technology Group Ltd.	197,143	2,961,088
ON Semiconductor Corp. (a)	201,870	2,862,517
SunPower Corp. (a)(b)	28,174	195,528
Teradyne, Inc.	99,396	3,505,697
		13,821,884
Software - 3.8%
ANSYS, Inc. (a)	43,086	4,746,354
Atlassian Corp. PLC (a)(b)	12,762	440,034
Cadence Design Systems, Inc. (a)	135,735	4,420,889
FireEye, Inc. (a)(b)	74,119	927,229
Fortinet, Inc. (a)	70,926	2,766,114
Guidewire Software, Inc. (a)	35,425	2,178,283
Manhattan Associates, Inc. (a)	35,099	1,638,772
Nuance Communications, Inc. (a)	109,370	1,956,629
Parametric Technology Corp. (a)	55,810	3,016,531
Splunk, Inc. (a)(b)	64,151	4,125,551
SS&C Technologies Holdings, Inc.	82,379	3,026,604
Synopsys, Inc. (a)	74,059	5,458,148
Tableau Software, Inc. (a)	26,900	1,443,992
Tyler Technologies, Inc. (a)	16,179	2,646,723
Ultimate Software Group, Inc. (a)(b)	13,449	2,725,709
Zynga, Inc. (a)	355,130	1,026,326
		42,543,888
Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. (a)	60,487	2,495,089

TOTAL INFORMATION TECHNOLOGY		154,474,075

MATERIALS - 7.1%
Chemicals - 2.9%
Albemarle Corp. U.S.	54,849	5,973,605
Ashland Global Holdings, Inc.	30,413	3,756,006
Axalta Coating Systems (a)	80,631	2,529,394
Cabot Corp.	29,921	1,800,945
Huntsman Corp.	97,018	2,403,136
NewMarket Corp.	3,602	1,695,461
Platform Specialty Products Corp. (a)(b)	95,374	1,351,450
RPM International, Inc.	63,846	3,355,746
The Scotts Miracle-Gro Co. Class A	22,097	2,134,570
Valspar Corp.	38,424	4,320,395
W.R. Grace & Co.	34,502	2,405,479
Westlake Chemical Corp.	18,555	1,155,049
		32,881,236
Construction Materials - 0.2%
Eagle Materials, Inc.	22,889	2,196,657
Containers & Packaging - 2.7%
Aptargroup, Inc.	30,359	2,437,828
Avery Dennison Corp.	43,589	3,627,041
Bemis Co., Inc.	46,160	2,073,969
Berry Global Group, Inc. (a)	61,641	3,082,050
Crown Holdings, Inc. (a)	65,908	3,696,780
Graphic Packaging Holding Co.	156,151	2,120,531
Owens-Illinois, Inc. (a)	78,938	1,722,427
Packaging Corp. of America	45,764	4,520,568
Sealed Air Corp.	96,246	4,236,749
Silgan Holdings, Inc.	18,173	1,101,647
Sonoco Products Co.	48,640	2,544,358
		31,163,948
Metals & Mining - 1.2%
Compass Minerals International, Inc. (b)	16,490	1,088,340
Reliance Steel & Aluminum Co.	34,034	2,682,560
Royal Gold, Inc.	31,841	2,250,522
Steel Dynamics, Inc.	114,930	4,153,570
Tahoe Resources, Inc.	147,207	1,192,710
United States Steel Corp.	75,338	1,681,544
		13,049,246
Paper & Forest Products - 0.1%
Domtar Corp.	30,525	1,210,316

TOTAL MATERIALS		80,501,403

REAL ESTATE - 11.8%
Equity Real Estate Investment Trusts (REITs) - 11.1%
Alexandria Real Estate Equities, Inc.	43,023	4,840,518
American Campus Communities, Inc.	63,985	3,032,249
American Homes 4 Rent Class A	87,240	2,010,882
Apartment Investment & Management Co. Class A	76,300	3,337,362
Apple Hospitality (REIT), Inc.	80,454	1,506,903
Brandywine Realty Trust (SBI)	84,209	1,429,027
Brixmor Property Group, Inc.	93,665	1,849,884
Camden Property Trust (SBI)	41,842	3,444,852
Care Capital Properties, Inc.	41,056	1,103,175
Colony NorthStar, Inc. (b)	267,183	3,492,082
Columbia Property Trust, Inc.	60,554	1,362,465
Communications Sales & Leasing, Inc.	59,799	1,642,081
Corporate Office Properties Trust (SBI)	46,231	1,513,603
Corrections Corp. of America	57,202	1,970,609
CubeSmart	86,890	2,201,793
CyrusOne, Inc.	38,188	2,086,592
DCT Industrial Trust, Inc.	44,087	2,229,039
DDR Corp.	150,673	1,628,775
Douglas Emmett, Inc.	68,466	2,579,114
Duke Realty Corp.	169,533	4,701,150
Empire State Realty Trust, Inc.	59,408	1,235,686
EPR Properties	30,877	2,245,067
Equity Commonwealth (a)	59,764	1,911,850
Equity Lifestyle Properties, Inc.	37,411	3,026,924
Forest City Realty Trust, Inc. Class A	111,862	2,528,081
Gaming & Leisure Properties	91,667	3,190,012
Healthcare Trust of America, Inc.	66,202	2,111,182
Highwoods Properties, Inc. (SBI)	46,903	2,386,425
Hospitality Properties Trust (SBI)	78,622	2,502,538
Iron Mountain, Inc. (b)	127,519	4,432,560
Kilroy Realty Corp.	46,919	3,309,197
Lamar Advertising Co. Class A (b)	40,163	2,894,547
Liberty Property Trust (SBI)	71,564	2,903,351
Life Storage, Inc.	22,372	1,753,741
Mid-America Apartment Communities, Inc.	55,190	5,475,442
National Retail Properties, Inc.	69,970	2,954,133
Omega Healthcare Investors, Inc.	90,157	2,975,181
Outfront Media, Inc.	67,601	1,768,442
Paramount Group, Inc.	88,213	1,446,693
Piedmont Office Realty Trust, Inc. Class A (b)	70,895	1,549,056
Rayonier, Inc.	60,071	1,695,204
Regency Centers Corp.	70,648	4,463,541
Retail Properties America, Inc.	116,280	1,551,175
Senior Housing Properties Trust (SBI)	115,278	2,480,783
Spirit Realty Capital, Inc.	234,829	2,212,089
Store Capital Corp.	83,482	2,002,733
Sun Communities, Inc.	32,777	2,740,485
Tanger Factory Outlet Centers, Inc.	45,645	1,423,668
Taubman Centers, Inc.	28,647	1,791,870
Weingarten Realty Investors (SBI)	57,019	1,868,513
WP Carey, Inc.	50,714	3,174,696
		125,967,020
Real Estate Management & Development - 0.7%
Howard Hughes Corp. (a)	17,700	2,179,047
Invitation Homes, Inc.	43,561	938,740
Jones Lang LaSalle, Inc.	22,044	2,531,974
Realogy Holdings Corp.	70,798	2,162,879
		7,812,640

TOTAL REAL ESTATE		133,779,660

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
Frontier Communications Corp. (b)	572,114	1,075,574
Zayo Group Holdings, Inc. (a)	79,947	2,803,741
		3,879,315
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	46,669	1,281,531
U.S. Cellular Corp. (a)	6,624	259,528
		1,541,059

TOTAL TELECOMMUNICATION SERVICES		5,420,374

UTILITIES - 3.8%
Electric Utilities - 1.8%
Alliant Energy Corp.	111,349	4,378,243
Great Plains Energy, Inc.	105,423	3,119,467
Hawaiian Electric Industries, Inc.	52,578	1,762,415
OGE Energy Corp.	97,505	3,391,224
Pinnacle West Capital Corp.	54,286	4,619,196
Westar Energy, Inc.	69,294	3,605,367
		20,875,912
Gas Utilities - 0.9%
Atmos Energy Corp.	49,543	4,013,974
National Fuel Gas Co. (b)	36,076	1,997,889
UGI Corp.	84,279	4,227,435
		10,239,298
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp. (a)	175,078	1,785,796
NRG Energy, Inc.	154,207	2,606,098
		4,391,894
Multi-Utilities - 0.4%
MDU Resources Group, Inc.	95,001	2,555,527
Vectren Corp.	40,647	2,415,245
		4,970,772
Water Utilities - 0.3%
Aqua America, Inc.	86,954	2,877,308

TOTAL UTILITIES		43,355,184

TOTAL COMMON STOCKS
(Cost $1,045,472,165)		1,132,197,681
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.5% to 0.55% 5/25/17 to 6/22/17 (c)
(Cost $699,630)	700,000	699,518
	Shares	Value

Money Market Funds - 12.5%
Fidelity Cash Central Fund, 0.85% (d)	11,572,319	$11,574,633
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	130,379,148	130,392,186
TOTAL MONEY MARKET FUNDS
(Cost $141,961,047)		141,966,819
TOTAL INVESTMENT PORTFOLIO - 112.4%
(Cost $1,188,132,842)		1,274,864,018
NET OTHER ASSETS (LIABILITIES) - (12.4)%		(141,057,508)
NET ASSETS - 100%		$1,133,806,510

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
10 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2017	1,730,000	$6,055

The face value of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $390,686.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54,464
Fidelity Securities Lending Cash Central Fund	241,518
Total	$295,982

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$145,206,419	$145,206,419	$--	$--
Consumer Staples	37,723,334	37,723,334	--	--
Energy	54,730,814	54,730,814	--	--
Financials	174,489,725	174,489,725	--	--
Health Care	117,821,363	117,821,363	--	--
Industrials	184,695,330	184,695,330	--	--
Information Technology	154,474,075	154,474,075	--	--
Materials	80,501,403	80,501,403	--	--
Real Estate	133,779,660	133,779,660	--	--
Telecommunication Services	5,420,374	5,420,374	--	--
Utilities	43,355,184	43,355,184	--	--
U.S. Government and Government Agency Obligations	699,518	--	699,518	--
Money Market Funds	141,966,819	141,966,819	--	--
Total Investments in Securities:	$1,274,864,018	$1,274,164,500	$699,518	$--
Derivative Instruments:
Assets
Futures Contracts	$6,055	$6,055	$--	$--
Total Assets	$6,055	$6,055	$--	$--
Total Derivative Instruments:	$6,055	$6,055	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $1,193,239,360. Net unrealized appreciation aggregated $81,624,658, of which $123,688,901 related to appreciated investment securities and $42,064,243 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Large Cap Index Fund

April 30, 2017

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV9-QTLY-0617
1.9867777.101

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.2%
BorgWarner, Inc.	60,808	$2,570,962
Delphi Automotive PLC	81,986	6,591,674
The Goodyear Tire & Rubber Co.	76,538	2,772,972
		11,935,608
Automobiles - 0.5%
Ford Motor Co.	1,187,210	13,617,299
General Motors Co.	414,594	14,361,536
Harley-Davidson, Inc.	53,634	3,046,948
		31,025,783
Distributors - 0.1%
Genuine Parts Co.	45,128	4,152,679
LKQ Corp. (a)	93,676	2,926,438
		7,079,117
Diversified Consumer Services - 0.0%
H&R Block, Inc.	62,994	1,561,621
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	127,117	7,852,017
Chipotle Mexican Grill, Inc. (a)	8,751	4,152,087
Darden Restaurants, Inc.	37,765	3,217,200
Marriott International, Inc. Class A	95,660	9,032,217
McDonald's Corp.	249,094	34,855,723
Royal Caribbean Cruises Ltd.	50,959	5,432,229
Starbucks Corp.	443,259	26,622,136
Wyndham Worldwide Corp.	31,929	3,043,153
Wynn Resorts Ltd.	24,179	2,974,259
Yum! Brands, Inc.	102,238	6,722,149
		103,903,170
Household Durables - 0.5%
D.R. Horton, Inc.	103,351	3,399,214
Garmin Ltd.	34,984	1,778,587
Leggett & Platt, Inc.	40,677	2,137,170
Lennar Corp. Class A	61,798	3,120,799
Mohawk Industries, Inc. (a)	19,179	4,503,037
Newell Brands, Inc.	146,719	7,004,365
PulteGroup, Inc.	87,000	1,972,290
Whirlpool Corp.	22,655	4,206,580
		28,122,042
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. (a)	120,456	111,420,595
Expedia, Inc.	36,670	4,903,512
Netflix, Inc. (a)	130,907	19,924,045
Priceline Group, Inc. (a)	14,955	27,619,193
TripAdvisor, Inc. (a)	34,346	1,545,913
		165,413,258
Leisure Products - 0.1%
Hasbro, Inc.	34,024	3,372,119
Mattel, Inc.	104,152	2,335,088
		5,707,207
Media - 3.2%
CBS Corp. Class B	113,121	7,529,334
Charter Communications, Inc. Class A (a)	65,427	22,582,783
Comcast Corp. Class A	1,439,428	56,411,183
Discovery Communications, Inc.:
Class A (a)	46,423	1,336,054
Class C (non-vtg.) (a)	65,616	1,835,936
DISH Network Corp. Class A (a)	69,017	4,447,455
Interpublic Group of Companies, Inc.	119,434	2,815,059
News Corp.:
Class A	116,089	1,476,652
Class B	36,429	473,577
Omnicom Group, Inc.	71,332	5,857,784
Scripps Networks Interactive, Inc. Class A	29,055	2,170,990
Tegna, Inc.	65,304	1,663,946
The Walt Disney Co.	442,453	51,147,567
Time Warner, Inc.	235,509	23,378,978
Twenty-First Century Fox, Inc.:
Class A	320,055	9,774,480
Class B	148,147	4,423,669
Viacom, Inc. Class B (non-vtg.)	105,680	4,497,741
		201,823,188
Multiline Retail - 0.4%
Dollar General Corp.	77,302	5,620,628
Dollar Tree, Inc. (a)	71,800	5,942,886
Kohl's Corp.	53,674	2,094,896
Macy's, Inc.	92,490	2,702,558
Nordstrom, Inc.	34,642	1,672,169
Target Corp.	169,151	9,447,083
		27,480,220
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	22,434	3,188,769
AutoNation, Inc. (a)	19,951	837,942
AutoZone, Inc. (a)	8,660	5,994,365
Bed Bath & Beyond, Inc.	45,717	1,771,534
Best Buy Co., Inc.	82,367	4,267,434
CarMax, Inc. (a)	56,910	3,329,235
Foot Locker, Inc.	40,259	3,113,631
Gap, Inc.	66,723	1,748,143
Home Depot, Inc.	370,496	57,834,426
L Brands, Inc.	73,056	3,858,087
Lowe's Companies, Inc.	263,389	22,356,458
O'Reilly Automotive, Inc. (a)	27,872	6,916,437
Ross Stores, Inc.	119,870	7,791,550
Signet Jewelers Ltd.	21,168	1,393,701
Staples, Inc.	197,860	1,933,092
Tiffany & Co., Inc.	32,552	2,983,391
TJX Companies, Inc.	198,271	15,592,031
Tractor Supply Co.	39,760	2,461,542
Ulta Beauty, Inc. (a)	17,793	5,007,662
		152,379,430
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	85,348	3,361,858
Hanesbrands, Inc.	115,186	2,512,207
Michael Kors Holdings Ltd. (a)	49,406	1,844,326
NIKE, Inc. Class B	403,060	22,333,555
PVH Corp.	24,109	2,435,732
Ralph Lauren Corp.	17,132	1,382,895
Under Armour, Inc.:
Class A (sub. vtg.) (a)	55,883	1,200,926
Class C (non-vtg.)	56,065	1,088,222
VF Corp.	100,755	5,504,246
		41,663,967

TOTAL CONSUMER DISCRETIONARY		778,094,611

CONSUMER STAPLES - 9.2%
Beverages - 2.0%
Brown-Forman Corp. Class B (non-vtg.)	53,797	2,545,674
Constellation Brands, Inc. Class A (sub. vtg.)	52,528	9,063,181
Dr. Pepper Snapple Group, Inc.	55,686	5,103,622
Molson Coors Brewing Co. Class B	56,077	5,377,224
Monster Beverage Corp. (a)	122,357	5,552,561
PepsiCo, Inc.	434,079	49,172,469
The Coca-Cola Co.	1,175,248	50,711,951
		127,526,682
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	133,501	23,699,098
CVS Health Corp.	311,961	25,718,065
Kroger Co.	281,029	8,332,510
Sysco Corp.	151,160	7,991,829
Wal-Mart Stores, Inc.	457,999	34,432,365
Walgreens Boots Alliance, Inc.	259,354	22,444,495
Whole Foods Market, Inc.	96,889	3,523,853
		126,142,215
Food Products - 1.5%
Archer Daniels Midland Co.	173,691	7,946,363
Campbell Soup Co.	58,835	3,385,366
ConAgra Foods, Inc.	125,749	4,876,546
General Mills, Inc.	176,408	10,145,224
Hormel Foods Corp.	82,025	2,877,437
Kellogg Co.	76,894	5,459,474
McCormick & Co., Inc. (non-vtg.)	34,570	3,453,543
Mead Johnson Nutrition Co. Class A	55,789	4,949,600
Mondelez International, Inc.	464,310	20,907,879
The Hershey Co.	42,475	4,595,795
The J.M. Smucker Co.	35,411	4,487,282
The Kraft Heinz Co.	181,391	16,395,932
Tyson Foods, Inc. Class A	87,274	5,608,227
		95,088,668
Household Products - 1.8%
Church & Dwight Co., Inc.	77,446	3,835,900
Clorox Co.	39,012	5,215,514
Colgate-Palmolive Co.	268,517	19,343,965
Kimberly-Clark Corp.	108,200	14,038,950
Procter & Gamble Co.	777,536	67,902,219
		110,336,548
Personal Products - 0.1%
Coty, Inc. Class A	143,155	2,555,317
Estee Lauder Companies, Inc. Class A	67,603	5,890,925
		8,446,242
Tobacco - 1.8%
Altria Group, Inc.	589,864	42,340,438
Philip Morris International, Inc.	471,846	52,299,411
Reynolds American, Inc.	251,541	16,224,395
		110,864,244

TOTAL CONSUMER STAPLES		578,404,599

ENERGY - 6.3%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	129,360	7,680,103
Halliburton Co.	263,674	12,097,363
Helmerich & Payne, Inc.	33,019	2,002,272
National Oilwell Varco, Inc.	115,188	4,028,124
Schlumberger Ltd.	424,014	30,779,176
TechnipFMC PLC (a)	141,911	4,275,778
Transocean Ltd. (United States) (a)	118,401	1,305,963
		62,168,779
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.	170,011	9,694,027
Apache Corp.	115,479	5,616,899
Cabot Oil & Gas Corp.	144,511	3,358,436
Chesapeake Energy Corp. (a)	231,679	1,218,632
Chevron Corp.	575,775	61,435,193
Cimarex Energy Co.	28,931	3,375,669
Concho Resources, Inc. (a)	45,063	5,707,680
ConocoPhillips Co.	375,872	18,008,028
Devon Energy Corp.	159,555	6,300,827
EOG Resources, Inc.	175,441	16,228,293
EQT Corp.	52,716	3,064,908
Exxon Mobil Corp.	1,261,138	102,971,918
Hess Corp.	81,829	3,995,710
Kinder Morgan, Inc.	583,925	12,046,373
Marathon Oil Corp.	257,670	3,831,553
Marathon Petroleum Corp.	160,521	8,176,940
Murphy Oil Corp.	49,288	1,290,360
Newfield Exploration Co. (a)	60,489	2,094,129
Noble Energy, Inc.	138,442	4,475,830
Occidental Petroleum Corp.	232,454	14,305,219
ONEOK, Inc.	64,099	3,372,248
Phillips 66 Co.	134,174	10,674,883
Pioneer Natural Resources Co.	51,642	8,933,550
Range Resources Corp.	57,214	1,515,599
Tesoro Corp.	35,579	2,836,002
The Williams Companies, Inc.	251,169	7,693,306
Valero Energy Corp.	137,184	8,863,458
		331,085,670

TOTAL ENERGY		393,254,449

FINANCIALS - 14.0%
Banks - 6.3%
Bank of America Corp.	3,049,081	71,165,551
BB&T Corp.	245,869	10,616,623
Citigroup, Inc.	842,695	49,820,128
Citizens Financial Group, Inc.	154,842	5,684,250
Comerica, Inc.	53,485	3,781,390
Fifth Third Bancorp	228,253	5,576,221
Huntington Bancshares, Inc.	330,265	4,247,208
JPMorgan Chase & Co.	1,086,392	94,516,104
KeyCorp	326,175	5,949,432
M&T Bank Corp.	46,891	7,287,330
Peoples United Financial, Inc.	104,466	1,825,021
PNC Financial Services Group, Inc.	147,860	17,706,235
Regions Financial Corp.	366,572	5,040,365
SunTrust Banks, Inc.	149,459	8,490,766
U.S. Bancorp	484,327	24,836,289
Wells Fargo & Co.	1,369,571	73,737,703
Zions Bancorporation	61,566	2,464,487
		392,745,103
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	17,247	2,855,931
Ameriprise Financial, Inc.	46,856	5,990,540
Bank of New York Mellon Corp.	315,535	14,849,077
BlackRock, Inc. Class A	37,012	14,233,705
CBOE Holdings, Inc.	27,901	2,299,321
Charles Schwab Corp.	369,482	14,354,376
CME Group, Inc.	103,302	12,002,659
E*TRADE Financial Corp. (a)	83,541	2,886,342
Franklin Resources, Inc.	104,883	4,521,506
Goldman Sachs Group, Inc.	112,683	25,218,455
IntercontinentalExchange, Inc.	181,170	10,906,434
Invesco Ltd.	122,740	4,043,056
Moody's Corp.	50,487	5,973,622
Morgan Stanley	437,040	18,954,425
Northern Trust Corp.	65,411	5,886,990
Raymond James Financial, Inc.	38,892	2,898,232
S&P Global, Inc.	78,591	10,546,126
State Street Corp.	109,195	9,161,461
T. Rowe Price Group, Inc.	74,033	5,248,199
The NASDAQ OMX Group, Inc.	34,993	2,409,968
		175,240,425
Consumer Finance - 0.7%
American Express Co.	230,257	18,247,867
Capital One Financial Corp.	146,184	11,750,270
Discover Financial Services	117,258	7,339,178
Navient Corp.	88,508	1,345,322
Synchrony Financial	234,266	6,512,595
		45,195,232
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	577,659	95,435,043
Leucadia National Corp.	98,490	2,500,661
		97,935,704
Insurance - 2.6%
AFLAC, Inc.	122,092	9,142,249
Allstate Corp.	111,052	9,027,417
American International Group, Inc.	283,031	17,239,418
Aon PLC	79,868	9,571,381
Arthur J. Gallagher & Co.	54,325	3,031,878
Assurant, Inc.	16,921	1,628,477
Chubb Ltd.	141,665	19,443,521
Cincinnati Financial Corp.	45,589	3,286,511
Hartford Financial Services Group, Inc.	113,719	5,499,451
Lincoln National Corp.	68,497	4,516,007
Loews Corp.	83,957	3,914,075
Marsh & McLennan Companies, Inc.	156,637	11,611,501
MetLife, Inc.	330,683	17,132,686
Principal Financial Group, Inc.	81,315	5,296,046
Progressive Corp.	176,648	7,016,459
Prudential Financial, Inc.	130,781	13,997,490
The Travelers Companies, Inc.	85,064	10,348,886
Torchmark Corp.	33,308	2,555,057
Unum Group	69,719	3,230,081
Willis Group Holdings PLC	38,746	5,138,495
XL Group Ltd.	80,590	3,372,692
		165,999,778

TOTAL FINANCIALS		877,116,242

HEALTH CARE - 13.9%
Biotechnology - 2.8%
AbbVie, Inc.	484,781	31,966,459
Alexion Pharmaceuticals, Inc. (a)	68,314	8,729,163
Amgen, Inc.	223,987	36,581,557
Biogen, Inc. (a)	65,665	17,809,005
Celgene Corp. (a)	236,613	29,351,843
Gilead Sciences, Inc.	397,537	27,251,161
Incyte Corp. (a)	51,452	6,394,455
Regeneron Pharmaceuticals, Inc. (a)	23,128	8,984,997
Vertex Pharmaceuticals, Inc. (a)	75,562	8,938,985
		176,007,625
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	525,561	22,935,482
Baxter International, Inc.	147,836	8,231,508
Becton, Dickinson & Co.	64,729	12,102,381
Boston Scientific Corp. (a)	414,697	10,939,707
C.R. Bard, Inc.	21,907	6,735,964
Danaher Corp.	185,553	15,462,131
Dentsply Sirona, Inc.	69,856	4,417,693
Edwards Lifesciences Corp. (a)	64,629	7,087,862
Hologic, Inc. (a)	84,946	3,835,312
IDEXX Laboratories, Inc. (a)	26,767	4,489,629
Intuitive Surgical, Inc. (a)	11,170	9,336,668
Medtronic PLC	416,338	34,593,524
Stryker Corp.	94,128	12,836,235
The Cooper Companies, Inc.	14,884	2,981,712
Varian Medical Systems, Inc. (a)	28,427	2,579,466
Zimmer Biomet Holdings, Inc.	61,165	7,318,392
		165,883,666
Health Care Providers & Services - 2.7%
Aetna, Inc.	100,892	13,627,482
AmerisourceBergen Corp.	50,224	4,120,879
Anthem, Inc.	80,411	14,304,313
Cardinal Health, Inc.	95,944	6,964,575
Centene Corp. (a)	52,321	3,892,682
Cigna Corp.	78,181	12,225,163
DaVita HealthCare Partners, Inc. (a)	47,350	3,267,624
Envision Healthcare Corp. (a)	35,725	2,001,672
Express Scripts Holding Co. (a)	184,226	11,300,423
HCA Holdings, Inc. (a)	87,812	7,394,649
Henry Schein, Inc. (a)	24,089	4,186,668
Humana, Inc.	45,417	10,081,666
Laboratory Corp. of America Holdings (a)	31,114	4,360,627
McKesson Corp.	64,496	8,919,152
Patterson Companies, Inc.	25,013	1,112,828
Quest Diagnostics, Inc.	41,817	4,412,112
UnitedHealth Group, Inc.	292,612	51,171,987
Universal Health Services, Inc. Class B	27,164	3,280,325
		166,624,827
Health Care Technology - 0.1%
Cerner Corp. (a)	89,251	5,779,002
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	97,952	5,392,258
Illumina, Inc. (a)	44,496	8,225,531
Mettler-Toledo International, Inc. (a)	7,889	4,050,370
PerkinElmer, Inc.	33,391	1,983,759
Thermo Fisher Scientific, Inc.	118,736	19,630,623
Waters Corp. (a)	24,357	4,138,011
		43,420,552
Pharmaceuticals - 5.0%
Allergan PLC	101,957	24,863,234
Bristol-Myers Squibb Co.	508,746	28,515,213
Eli Lilly & Co.	295,309	24,233,057
Johnson & Johnson	825,249	101,893,494
Mallinckrodt PLC (a)	31,868	1,495,247
Merck & Co., Inc.	835,048	52,048,542
Mylan N.V. (a)	140,067	5,231,502
Perrigo Co. PLC	43,606	3,224,228
Pfizer, Inc.	1,810,227	61,402,900
Zoetis, Inc. Class A	149,629	8,395,683
		311,303,100

TOTAL HEALTH CARE		869,018,772

INDUSTRIALS - 10.1%
Aerospace & Defense - 2.3%
Arconic, Inc.	133,987	3,661,865
General Dynamics Corp.	86,553	16,773,106
L3 Technologies, Inc.	23,662	4,064,422
Lockheed Martin Corp.	75,936	20,460,955
Northrop Grumman Corp.	53,102	13,060,968
Raytheon Co.	89,079	13,825,952
Rockwell Collins, Inc.	49,361	5,137,986
Textron, Inc.	82,144	3,832,839
The Boeing Co.	173,242	32,020,319
TransDigm Group, Inc.	15,109	3,727,844
United Technologies Corp.	227,941	27,122,700
		143,688,956
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	42,994	3,125,664
Expeditors International of Washington, Inc.	54,783	3,072,778
FedEx Corp.	74,573	14,146,498
United Parcel Service, Inc. Class B	209,625	22,526,303
		42,871,243
Airlines - 0.6%
Alaska Air Group, Inc.	37,552	3,195,300
American Airlines Group, Inc.	153,335	6,535,138
Delta Air Lines, Inc.	222,260	10,099,494
Southwest Airlines Co.	187,126	10,520,224
United Continental Holdings, Inc. (a)	87,078	6,113,746
		36,463,902
Building Products - 0.3%
Allegion PLC	29,038	2,283,548
Fortune Brands Home & Security, Inc.	46,558	2,967,607
Johnson Controls International PLC	285,503	11,868,360
Masco Corp.	97,424	3,606,636
		20,726,151
Commercial Services & Supplies - 0.3%
Cintas Corp.	26,197	3,208,347
Republic Services, Inc.	70,139	4,418,056
Stericycle, Inc. (a)	25,877	2,208,343
Waste Management, Inc.	123,035	8,954,487
		18,789,233
Construction & Engineering - 0.1%
Fluor Corp.	42,383	2,175,096
Jacobs Engineering Group, Inc.	36,823	2,022,319
Quanta Services, Inc. (a)	45,995	1,630,063
		5,827,478
Electrical Equipment - 0.7%
Acuity Brands, Inc.	13,410	2,361,501
AMETEK, Inc.	69,793	3,992,160
Eaton Corp. PLC	136,774	10,345,585
Emerson Electric Co.	196,193	11,826,514
Fortive Corp.	91,555	5,791,769
Rockwell Automation, Inc.	39,113	6,154,431
		40,471,960
Industrial Conglomerates - 2.4%
3M Co.	181,330	35,509,854
General Electric Co.	2,653,591	76,927,603
Honeywell International, Inc.	231,512	30,360,484
Roper Technologies, Inc.	30,984	6,776,201
		149,574,142
Machinery - 1.4%
Caterpillar, Inc.	178,376	18,240,730
Cummins, Inc.	47,053	7,102,180
Deere & Co.	89,135	9,948,357
Dover Corp.	47,295	3,730,630
Flowserve Corp.	39,697	2,019,386
Illinois Tool Works, Inc.	94,861	13,099,355
Ingersoll-Rand PLC	78,928	7,004,860
PACCAR, Inc.	106,723	7,121,626
Parker Hannifin Corp.	40,541	6,518,993
Pentair PLC	50,854	3,280,592
Snap-On, Inc.	17,632	2,953,889
Stanley Black & Decker, Inc.	46,408	6,318,449
Xylem, Inc.	54,585	2,806,215
		90,145,262
Professional Services - 0.2%
Equifax, Inc.	36,467	4,934,350
Nielsen Holdings PLC	102,218	4,204,226
Robert Half International, Inc.	38,868	1,789,871
Verisk Analytics, Inc. (a)	47,051	3,896,293
		14,824,740
Road & Rail - 0.9%
CSX Corp.	281,773	14,325,339
J.B. Hunt Transport Services, Inc.	26,407	2,367,652
Kansas City Southern	32,435	2,921,420
Norfolk Southern Corp.	88,370	10,382,591
Ryder System, Inc.	16,261	1,104,285
Union Pacific Corp.	247,511	27,711,332
		58,812,619
Trading Companies & Distributors - 0.2%
Fastenal Co.	87,977	3,930,812
United Rentals, Inc. (a)	25,643	2,812,011
W.W. Grainger, Inc.	16,463	3,172,420
		9,915,243

TOTAL INDUSTRIALS		632,110,929

INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 1.1%
Cisco Systems, Inc.	1,523,109	51,892,324
F5 Networks, Inc. (a)	19,706	2,544,636
Harris Corp.	37,854	4,235,484
Juniper Networks, Inc.	116,177	3,493,442
Motorola Solutions, Inc.	50,106	4,307,613
		66,473,499
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	93,573	6,766,264
Corning, Inc.	282,274	8,143,605
FLIR Systems, Inc.	41,468	1,523,120
TE Connectivity Ltd.	108,061	8,360,680
		24,793,669
Internet Software & Services - 4.8%
Akamai Technologies, Inc. (a)	52,674	3,209,954
Alphabet, Inc.:
Class A (a)	90,366	83,545,174
Class C (a)	89,876	81,424,061
eBay, Inc. (a)	307,474	10,272,706
Facebook, Inc. Class A (a)	716,311	107,625,728
VeriSign, Inc. (a)	27,078	2,407,776
Yahoo!, Inc. (a)	266,976	12,870,913
		301,356,312
IT Services - 3.8%
Accenture PLC Class A	189,370	22,970,581
Alliance Data Systems Corp.	17,010	4,246,206
Automatic Data Processing, Inc.	136,531	14,266,124
Cognizant Technology Solutions Corp. Class A (a)	185,114	11,149,416
CSRA, Inc.	44,153	1,283,969
DXC Technology Co. (a)	86,341	6,504,931
Fidelity National Information Services, Inc.	99,996	8,418,663
Fiserv, Inc. (a)	65,259	7,774,957
Gartner, Inc. (a)	27,380	3,123,784
Global Payments, Inc.	46,310	3,786,306
IBM Corp.	261,054	41,844,346
MasterCard, Inc. Class A	286,550	33,331,496
Paychex, Inc.	97,135	5,758,163
PayPal Holdings, Inc. (a)	341,570	16,299,720
Teradata Corp. (a)	39,809	1,161,627
The Western Union Co.	146,263	2,904,783
Total System Services, Inc.	50,190	2,876,389
Visa, Inc. Class A	565,106	51,548,969
		239,250,430
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)	234,623	3,120,486
Analog Devices, Inc.	110,695	8,434,959
Applied Materials, Inc.	328,424	13,337,299
Broadcom Ltd.	121,973	26,932,858
Intel Corp.	1,437,993	51,983,447
KLA-Tencor Corp.	47,668	4,681,951
Lam Research Corp.	49,527	7,173,986
Microchip Technology, Inc.	65,828	4,975,280
Micron Technology, Inc. (a)	315,272	8,723,576
NVIDIA Corp.	179,142	18,684,511
Qorvo, Inc. (a)	38,460	2,616,434
Qualcomm, Inc.	449,234	24,141,835
Skyworks Solutions, Inc.	56,240	5,609,378
Texas Instruments, Inc.	304,037	24,073,650
Xilinx, Inc.	75,713	4,778,247
		209,267,897
Software - 4.7%
Activision Blizzard, Inc.	210,377	10,992,198
Adobe Systems, Inc. (a)	150,756	20,162,107
Autodesk, Inc. (a)	59,566	5,365,110
CA Technologies, Inc.	95,343	3,130,111
Citrix Systems, Inc. (a)	47,553	3,848,940
Electronic Arts, Inc. (a)	93,757	8,890,039
Intuit, Inc.	73,906	9,253,770
Microsoft Corp.	2,350,282	160,900,306
Oracle Corp.	911,538	40,982,748
Red Hat, Inc. (a)	54,225	4,776,138
Salesforce.com, Inc. (a)	199,183	17,153,640
Symantec Corp.	188,215	5,953,240
Synopsys, Inc. (a)	45,774	3,373,544
		294,781,891
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	1,595,703	229,222,732
Hewlett Packard Enterprise Co.	506,344	9,433,189
HP, Inc.	515,031	9,692,883
NetApp, Inc.	82,409	3,283,999
Seagate Technology LLC	89,776	3,782,263
Western Digital Corp.	87,615	7,803,868
Xerox Corp.	259,718	1,867,372
		265,086,306

TOTAL INFORMATION TECHNOLOGY		1,401,010,004

MATERIALS - 2.8%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	66,179	9,298,150
Albemarle Corp. U.S.	34,236	3,728,643
CF Industries Holdings, Inc.	70,901	1,895,893
E.I. du Pont de Nemours & Co.	262,955	20,970,661
Eastman Chemical Co.	44,554	3,553,182
Ecolab, Inc.	79,852	10,308,095
FMC Corp.	40,661	2,977,605
International Flavors & Fragrances, Inc.	24,038	3,331,426
LyondellBasell Industries NV Class A	100,390	8,509,056
Monsanto Co.	133,363	15,551,459
PPG Industries, Inc.	78,194	8,588,829
Praxair, Inc.	86,702	10,836,016
Sherwin-Williams Co.	24,690	8,263,249
The Dow Chemical Co.	339,499	21,320,537
The Mosaic Co.	106,511	2,868,341
		132,001,142
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	19,182	4,223,685
Vulcan Materials Co.	40,255	4,866,024
		9,089,709
Containers & Packaging - 0.3%
Avery Dennison Corp.	27,199	2,263,229
Ball Corp.	53,243	4,093,854
International Paper Co.	125,081	6,750,622
Sealed Air Corp.	58,845	2,590,357
WestRock Co.	76,159	4,079,076
		19,777,138
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (a)	404,435	5,156,546
Newmont Mining Corp.	161,652	5,465,454
Nucor Corp.	96,977	5,947,599
		16,569,599

TOTAL MATERIALS		177,437,588

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	27,031	3,041,258
American Tower Corp.	129,929	16,363,258
Apartment Investment & Management Co. Class A	47,757	2,088,891
AvalonBay Communities, Inc.	41,769	7,929,427
Boston Properties, Inc.	46,788	5,923,361
Crown Castle International Corp.	109,655	10,373,363
Digital Realty Trust, Inc.	48,441	5,562,964
Equinix, Inc.	23,634	9,871,922
Equity Residential (SBI)	111,650	7,210,357
Essex Property Trust, Inc.	19,936	4,873,754
Extra Space Storage, Inc.	38,295	2,892,421
Federal Realty Investment Trust (SBI)	21,931	2,870,549
General Growth Properties, Inc.	177,640	3,838,800
HCP, Inc.	142,395	4,464,083
Host Hotels & Resorts, Inc.	224,839	4,035,860
Iron Mountain, Inc.	74,595	2,592,922
Kimco Realty Corp.	129,453	2,626,601
Mid-America Apartment Communities, Inc.	34,533	3,426,019
Prologis, Inc.	160,997	8,759,847
Public Storage	45,419	9,509,830
Realty Income Corp.	82,455	4,811,249
Regency Centers Corp.	44,415	2,806,140
Simon Property Group, Inc.	97,273	16,075,336
SL Green Realty Corp.	30,591	3,209,914
The Macerich Co.	36,765	2,295,239
UDR, Inc.	81,282	3,035,070
Ventas, Inc.	107,856	6,903,863
Vornado Realty Trust	52,355	5,038,645
Welltower, Inc.	110,269	7,877,617
Weyerhaeuser Co.	227,803	7,715,688
		178,024,248
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	91,447	3,274,717

TOTAL REAL ESTATE		181,298,965

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	1,867,922	74,025,749
CenturyLink, Inc.	166,237	4,267,304
Level 3 Communications, Inc. (a)	88,856	5,398,891
Verizon Communications, Inc.	1,239,778	56,918,208
		140,610,152
UTILITIES - 3.2%
Electric Utilities - 2.0%
Alliant Energy Corp.	69,249	2,722,871
American Electric Power Co., Inc.	149,553	10,144,180
Duke Energy Corp.	212,783	17,554,598
Edison International	99,094	7,924,547
Entergy Corp.	54,562	4,160,898
Eversource Energy	96,380	5,724,972
Exelon Corp.	281,818	9,759,357
FirstEnergy Corp.	134,576	4,029,205
NextEra Energy, Inc.	142,213	18,993,968
PG&E Corp.	154,168	10,336,964
Pinnacle West Capital Corp.	33,864	2,881,488
PPL Corp.	206,736	7,878,709
Southern Co.	301,423	15,010,865
Xcel Energy, Inc.	154,269	6,949,818
		124,072,440
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	96,100	1,624,090
The AES Corp.	200,488	2,267,519
		3,891,609
Multi-Utilities - 1.0%
Ameren Corp.	73,796	4,035,903
CenterPoint Energy, Inc.	130,992	3,737,202
CMS Energy Corp.	85,133	3,865,038
Consolidated Edison, Inc.	92,781	7,355,678
Dominion Resources, Inc.	191,038	14,792,072
DTE Energy Co.	54,573	5,707,790
NiSource, Inc.	98,374	2,385,570
Public Service Enterprise Group, Inc.	153,963	6,782,070
SCANA Corp.	43,466	2,882,230
Sempra Energy	76,201	8,612,237
WEC Energy Group, Inc.	95,984	5,808,952
		65,964,742
Water Utilities - 0.1%
American Water Works Co., Inc.	54,203	4,323,231

TOTAL UTILITIES		198,252,022

TOTAL COMMON STOCKS
(Cost $5,722,426,277)		6,226,608,333
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.92% 10/12/17 (b)
(Cost $1,493,734)	1,500,000	$1,493,654
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.85% (c)
(Cost $83,093,830)	83,077,214	83,093,830
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $5,807,013,841)		6,311,195,817
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(52,778,027)
NET ASSETS - 100%		$6,258,417,790

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
267 CME E-mini S&P 500 Index Contracts (United States)	June 2017	31,779,675	$435,992

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,364,204.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$341,978
Total	$341,978

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$778,094,611	$778,094,611	$--	$--
Consumer Staples	578,404,599	578,404,599	--	--
Energy	393,254,449	393,254,449	--	--
Financials	877,116,242	877,116,242	--	--
Health Care	869,018,772	869,018,772	--	--
Industrials	632,110,929	632,110,929	--	--
Information Technology	1,401,010,004	1,401,010,004	--	--
Materials	177,437,588	177,437,588	--	--
Real Estate	181,298,965	181,298,965	--	--
Telecommunication Services	140,610,152	140,610,152	--	--
Utilities	198,252,022	198,252,022	--	--
U.S. Government and Government Agency Obligations	1,493,654	--	1,493,654	--
Money Market Funds	83,093,830	83,093,830	--	--
Total Investments in Securities:	$6,311,195,817	$6,309,702,163	$1,493,654	$--
Derivative Instruments:
Assets
Futures Contracts	$435,992	$435,992	$--	$--
Total Assets	$435,992	$435,992	$--	$--
Total Derivative Instruments:	$435,992	$435,992	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $5,833,140,514. Net unrealized appreciation aggregated $478,055,303, of which $609,663,779 related to appreciated investment securities and $131,608,476 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity ® SAI U.S. Momentum Index Fund

April 30, 2017

SY1-QTLY-0617
1.9878815.100

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.0%
Lear Corp.	348	$49,646
Automobiles - 0.0%
Harley-Davidson, Inc.	919	52,208
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	1,067	90,898
Domino's Pizza, Inc.	1,536	278,615
Hilton, Inc.	2,456	144,830
Las Vegas Sands Corp.	2,858	168,593
Marriott International, Inc. Class A	4,386	414,126
		1,097,062
Household Durables - 0.1%
Garmin Ltd.	1,130	57,449
Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc. (a)	908	839,891
Leisure Products - 0.0%
Hasbro, Inc.	322	31,913
Media - 4.3%
CBS Corp. Class B	6,515	433,638
Charter Communications, Inc. Class A (a)	8,162	2,817,196
Liberty Broadband Corp. Class C (a)	3,359	306,206
Sirius XM Holdings, Inc.	14,950	74,003
Time Warner, Inc.	15,475	1,536,203
Twenty-First Century Fox, Inc.:
Class A	3,447	105,271
Class B	1,266	37,803
		5,310,320
Multiline Retail - 0.1%
Kohl's Corp.	1,017	39,694
Nordstrom, Inc.	658	31,762
		71,456
Specialty Retail - 0.6%
Best Buy Co., Inc.	5,076	262,988
Dick's Sporting Goods, Inc.	1,577	79,717
Ross Stores, Inc.	2,590	168,350
Tiffany & Co., Inc.	388	35,560
Ulta Beauty, Inc. (a)	896	252,170
		798,785

TOTAL CONSUMER DISCRETIONARY		8,308,730

CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.3%
Sysco Corp.	8,187	432,847
Food Products - 0.2%
Bunge Ltd.	1,248	98,629
ConAgra Foods, Inc.	1,222	47,389
The Hershey Co.	345	37,329
		183,347
Tobacco - 0.6%
Altria Group, Inc.	4,532	325,307
Reynolds American, Inc.	6,611	426,410
		751,717

TOTAL CONSUMER STAPLES		1,367,911

ENERGY - 2.7%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	6,475	384,421
Halliburton Co.	22,496	1,032,116
		1,416,537
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp.	2,701	154,011
Cimarex Energy Co.	373	43,522
Continental Resources, Inc. (a)	1,977	83,845
Devon Energy Corp.	3,496	138,057
EOG Resources, Inc.	8,118	750,915
ONEOK, Inc.	6,812	358,379
Parsley Energy, Inc. Class A (a)	5,741	171,024
Pioneer Natural Resources Co.	668	115,557
Targa Resources Corp.	3,013	166,107
		1,981,417

TOTAL ENERGY		3,397,954

FINANCIALS - 42.6%
Banks - 22.6%
Bank of America Corp.	263,957	6,160,756
BB&T Corp.	26,455	1,142,327
Citigroup, Inc.	49,867	2,948,137
Citizens Financial Group, Inc.	25,968	953,285
Comerica, Inc.	7,935	561,005
Fifth Third Bancorp	28,889	705,758
First Republic Bank	4,585	423,929
Huntington Bancshares, Inc.	32,500	417,950
JPMorgan Chase & Co.	71,101	6,185,785
KeyCorp	46,967	856,678
M&T Bank Corp.	5,360	832,998
Peoples United Financial, Inc.	7,510	131,200
PNC Financial Services Group, Inc.	19,180	2,296,805
Regions Financial Corp.	55,127	757,996
SunTrust Banks, Inc.	14,306	812,724
U.S. Bancorp	44,287	2,271,037
Wells Fargo & Co.	14,268	768,189
		28,226,559
Capital Markets - 7.0%
Ameriprise Financial, Inc.	1,218	155,721
Bank of New York Mellon Corp.	3,070	144,474
Charles Schwab Corp.	29,281	1,137,567
CME Group, Inc.	1,381	160,458
E*TRADE Financial Corp. (a)	2,814	97,224
Eaton Vance Corp. (non-vtg.)	452	19,404
Goldman Sachs Group, Inc.	14,709	3,291,874
Morgan Stanley	55,387	2,402,134
MSCI, Inc.	258	25,883
Northern Trust Corp.	5,131	461,790
Raymond James Financial, Inc.	4,322	322,075
S&P Global, Inc.	525	70,450
State Street Corp.	3,948	331,237
TD Ameritrade Holding Corp.	5,088	194,718
		8,815,009
Consumer Finance - 2.4%
American Express Co.	10,181	806,844
Capital One Financial Corp.	9,656	776,149
Discover Financial Services	12,102	757,464
Navient Corp.	4,463	67,838
Synchrony Financial	20,214	561,949
		2,970,244
Diversified Financial Services - 4.8%
Berkshire Hathaway, Inc. Class B (a)	33,625	5,555,186
Leucadia National Corp.	10,957	278,198
Voya Financial, Inc.	4,612	172,397
		6,005,781
Insurance - 5.8%
Alleghany Corp. (a)	387	236,341
Allstate Corp.	3,175	258,096
Arch Capital Group Ltd. (a)	4,404	427,056
Arthur J. Gallagher & Co.	4,099	228,765
Axis Capital Holdings Ltd.	1,714	112,953
Chubb Ltd.	2,488	341,478
Cincinnati Financial Corp.	2,140	154,273
Everest Re Group Ltd.	1,332	335,278
Lincoln National Corp.	8,294	546,823
Loews Corp.	4,885	227,739
Marsh & McLennan Companies, Inc.	9,482	702,901
Principal Financial Group, Inc.	9,351	609,031
Progressive Corp.	4,473	177,668
Prudential Financial, Inc.	14,515	1,553,540
Reinsurance Group of America, Inc.	2,792	349,112
RenaissanceRe Holdings Ltd.	1,374	195,342
Torchmark Corp.	3,911	300,013
Unum Group	6,864	318,009
W.R. Berkley Corp.	2,305	156,694
		7,231,112

TOTAL FINANCIALS		53,248,705

HEALTH CARE - 6.8%
Biotechnology - 0.2%
Incyte Corp. (a)	1,408	174,986
Seattle Genetics, Inc. (a)	1,161	79,296
		254,282
Health Care Equipment & Supplies - 1.4%
Align Technology, Inc. (a)	879	118,331
Baxter International, Inc.	2,746	152,897
C.R. Bard, Inc.	422	129,757
Danaher Corp.	1,427	118,912
IDEXX Laboratories, Inc. (a)	3,516	589,739
Stryker Corp.	4,512	615,301
The Cooper Companies, Inc.	120	24,040
Varian Medical Systems, Inc. (a)	225	20,417
		1,769,394
Health Care Providers & Services - 4.9%
Aetna, Inc.	1,790	241,775
Anthem, Inc.	2,053	365,208
Quest Diagnostics, Inc.	3,791	399,988
UnitedHealth Group, Inc.	28,894	5,052,983
		6,059,954
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	1,955	107,623
Mettler-Toledo International, Inc. (a)	552	283,408
		391,031

TOTAL HEALTH CARE		8,474,661

INDUSTRIALS - 16.4%
Aerospace & Defense - 4.3%
General Dynamics Corp.	8,328	1,613,883
Huntington Ingalls Industries, Inc.	663	133,190
L3 Technologies, Inc.	1,162	199,597
Lockheed Martin Corp.	2,032	547,522
Northrop Grumman Corp.	3,335	820,277
Raytheon Co.	2,273	352,792
The Boeing Co.	9,146	1,690,455
		5,357,716
Air Freight & Logistics - 0.5%
FedEx Corp.	3,565	676,281
Airlines - 0.2%
Southwest Airlines Co.	1,591	89,446
United Continental Holdings, Inc. (a)	1,779	124,904
		214,350
Building Products - 0.5%
A.O. Smith Corp.	1,037	55,874
Johnson Controls International PLC	12,538	521,205
		577,079
Commercial Services & Supplies - 1.8%
Cintas Corp.	2,065	252,901
Republic Services, Inc.	8,785	553,367
Waste Connection, Inc. (Canada)	5,066	466,055
Waste Management, Inc.	13,337	970,667
		2,242,990
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	1,698	93,254
Electrical Equipment - 0.3%
Rockwell Automation, Inc.	2,427	381,888
Machinery - 4.7%
Caterpillar, Inc.	14,444	1,477,043
Cummins, Inc.	5,118	772,511
Deere & Co.	8,348	931,720
Illinois Tool Works, Inc.	9,201	1,270,566
Ingersoll-Rand PLC	4,712	418,190
PACCAR, Inc.	3,475	231,887
Parker Hannifin Corp.	4,306	692,405
Xylem, Inc.	2,657	136,596
		5,930,918
Professional Services - 0.0%
Manpower, Inc.	570	57,559
Road & Rail - 3.7%
CSX Corp.	39,906	2,028,821
J.B. Hunt Transport Services, Inc.	1,780	159,595
Norfolk Southern Corp.	6,261	735,605
Union Pacific Corp.	15,453	1,730,118
		4,654,139
Trading Companies & Distributors - 0.3%
United Rentals, Inc. (a)	2,876	315,382

TOTAL INDUSTRIALS		20,501,556

INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 0.4%
F5 Networks, Inc. (a)	1,289	166,449
Harris Corp.	1,781	199,276
Motorola Solutions, Inc.	1,383	118,897
		484,622
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	8,109	586,362
CDW Corp.	2,577	152,275
Corning, Inc.	24,885	717,932
Dell Technologies, Inc. (a)	909	61,003
Flextronics International Ltd. (a)	6,978	107,880
TE Connectivity Ltd.	1,735	134,237
		1,759,689
Internet Software & Services - 0.8%
Akamai Technologies, Inc. (a)	856	52,165
Facebook, Inc. Class A (a)	4,703	706,626
MercadoLibre, Inc.	528	120,864
Zillow Group, Inc. Class C (a)	2,113	82,407
		962,062
IT Services - 0.8%
Broadridge Financial Solutions, Inc.	331	23,150
DXC Technology Co. (a)	9,819	739,763
Fidelity National Information Services, Inc.	3,150	265,199
Vantiv, Inc. (a)	862	53,478
		1,081,590
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc. (a)	19,737	262,502
Analog Devices, Inc.	9,015	686,943
Applied Materials, Inc.	42,647	1,731,895
Broadcom Ltd.	2,745	606,123
KLA-Tencor Corp.	531	52,155
Lam Research Corp.	4,972	720,194
Marvell Technology Group Ltd.	13,525	203,146
Microchip Technology, Inc.	6,615	499,962
Micron Technology, Inc. (a)	35,741	988,953
NVIDIA Corp.	28,537	2,976,409
Qualcomm, Inc.	15,125	812,818
Texas Instruments, Inc.	25,516	2,020,357
Xilinx, Inc.	2,408	151,969
		11,713,426
Software - 2.4%
Activision Blizzard, Inc.	1,537	80,308
Adobe Systems, Inc. (a)	3,429	458,594
Autodesk, Inc. (a)	2,621	236,073
Cadence Design Systems, Inc. (a)	2,273	74,032
Citrix Systems, Inc. (a)	506	40,956
Microsoft Corp.	15,442	1,057,159
Symantec Corp.	18,634	589,393
Synopsys, Inc. (a)	4,003	295,021
VMware, Inc. Class A (a)	2,191	206,217
		3,037,753
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	14,431	2,073,013
Hewlett Packard Enterprise Co.	45,411	846,007
NetApp, Inc.	8,560	341,116
Seagate Technology LLC	1,852	78,025
Western Digital Corp.	4,789	426,556
		3,764,717

TOTAL INFORMATION TECHNOLOGY		22,803,859

MATERIALS - 2.5%
Chemicals - 0.7%
Albemarle Corp. U.S.	3,072	334,572
Celanese Corp. Class A	1,986	172,861
FMC Corp.	4,072	298,193
Valspar Corp.	285	32,045
		837,671
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	1,348	296,816
Vulcan Materials Co.	911	110,122
		406,938
Containers & Packaging - 0.8%
International Paper Co.	8,906	480,657
Packaging Corp. of America	2,790	275,596
WestRock Co.	3,538	189,495
		945,748
Metals & Mining - 0.7%
Freeport-McMoRan, Inc. (a)	21,043	268,298
Newmont Mining Corp.	6,250	211,313
Nucor Corp.	6,948	426,121
		905,732

TOTAL MATERIALS		3,096,089

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Alexandria Real Estate Equities, Inc.	905	101,822
Colony NorthStar, Inc.	9,415	123,054
Digital Realty Trust, Inc.	823	94,513
Duke Realty Corp.	2,661	73,790
Equinix, Inc.	165	68,921
Liberty Property Trust (SBI)	417	16,918
Prologis, Inc.	3,684	200,446
		679,464
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	17,337	687,065
Zayo Group Holdings, Inc. (a)	953	33,422
		720,487
Wireless Telecommunication Services - 0.8%
Sprint Corp. (a)	33,395	301,557
T-Mobile U.S., Inc. (a)	10,382	698,397
		999,954

TOTAL TELECOMMUNICATION SERVICES		1,720,441

UTILITIES - 0.6%
Electric Utilities - 0.1%
OGE Energy Corp.	1,628	56,622
Westar Energy, Inc.	1,776	92,405
		149,027
Gas Utilities - 0.1%
UGI Corp.	3,414	171,246
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	11,842	337,852
DTE Energy Co.	491	51,354
		389,206
Water Utilities - 0.1%
American Water Works Co., Inc.	706	56,311

TOTAL UTILITIES		765,790

TOTAL COMMON STOCKS
(Cost $121,897,495)		124,365,160

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.85% (b)
(Cost $1,046,700)	1,046,491	1,046,700
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $122,944,195)		125,411,860
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(421,322)
NET ASSETS - 100%		$124,990,538

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
4 CME E-mini S&P 500 Index Contracts (United States)	June 2017	476,100	$(57)

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,132
Total	$8,132

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $122,944,408. Net unrealized appreciation aggregated $2,467,452, of which $2,840,900 related to appreciated investment securities and $373,448 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Quality Index Fund

April 30, 2017

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV4-QTLY-0617
1.9867677.101

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 21.7%
Auto Components - 0.4%
Delphi Automotive PLC	261,181	$20,998,952
Distributors - 0.3%
Genuine Parts Co.	128,813	11,853,372
Hotels, Restaurants & Leisure - 4.3%
Chipotle Mexican Grill, Inc. (a)(b)	23,059	10,940,804
McDonald's Corp.	716,448	100,252,569
Starbucks Corp.	1,639,307	98,456,778
		209,650,151
Household Durables - 0.1%
Leggett & Platt, Inc.	115,820	6,085,183
Internet & Direct Marketing Retail - 1.6%
Priceline Group, Inc. (a)	42,750	78,951,555
Leisure Products - 0.3%
Hasbro, Inc.	91,590	9,077,485
Polaris Industries, Inc. (b)	62,606	5,337,788
		14,415,273
Media - 3.9%
CBS Corp. Class B	331,159	22,041,943
Omnicom Group, Inc.	218,837	17,970,894
The Walt Disney Co.	1,272,846	147,140,998
		187,153,835
Multiline Retail - 0.4%
Dollar General Corp.	232,356	16,894,605
Specialty Retail - 8.2%
Advance Auto Parts, Inc.	56,147	7,980,735
Bed Bath & Beyond, Inc.	136,922	5,305,728
Dick's Sporting Goods, Inc.	74,271	3,754,399
Foot Locker, Inc.	115,993	8,970,899
Gap, Inc.	199,915	5,237,773
Home Depot, Inc.	1,061,109	165,639,115
Lowe's Companies, Inc.	747,785	63,471,991
O'Reilly Automotive, Inc. (a)	113,229	28,097,776
Ross Stores, Inc.	431,013	28,015,845
TJX Companies, Inc.	763,683	60,056,031
Tractor Supply Co.	125,469	7,767,786
Ulta Beauty, Inc. (a)	55,256	15,551,249
		399,849,327
Textiles, Apparel & Luxury Goods - 2.2%
Hanesbrands, Inc. (b)	318,057	6,936,823
lululemon athletica, Inc. (a)(b)	96,777	5,032,404
Michael Kors Holdings Ltd. (a)	173,040	6,459,583
NIKE, Inc. Class B	1,313,711	72,792,727
VF Corp. (b)	302,192	16,508,749
		107,730,286

TOTAL CONSUMER DISCRETIONARY		1,053,582,539

CONSUMER STAPLES - 8.4%
Beverages - 3.5%
Brown-Forman Corp. Class B (non-vtg.)	230,403	10,902,670
Dr. Pepper Snapple Group, Inc.	159,054	14,577,299
Monster Beverage Corp. (a)	322,455	14,633,008
PepsiCo, Inc.	1,144,527	129,652,019
		169,764,996
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	350,999	62,309,342
Whole Foods Market, Inc. (b)	253,772	9,229,688
		71,539,030
Food Products - 1.5%
Campbell Soup Co.	171,518	9,869,146
General Mills, Inc.	487,883	28,058,151
Hormel Foods Corp. (b)	250,177	8,776,209
McCormick & Co., Inc. (non-vtg.)	94,569	9,447,443
The Hershey Co.	143,874	15,567,167
		71,718,116
Household Products - 1.6%
Church & Dwight Co., Inc.	215,373	10,667,425
Kimberly-Clark Corp.	514,829	66,799,063
		77,466,488
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	207,431	18,075,537

TOTAL CONSUMER STAPLES		408,564,167

ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Core Laboratories NV	62,195	6,892,450
FINANCIALS - 1.8%
Capital Markets - 1.1%
Eaton Vance Corp. (non-vtg.)	96,510	4,143,174
Franklin Resources, Inc.	284,702	12,273,503
MSCI, Inc.	79,295	7,954,874
SEI Investments Co.	123,643	6,269,937
T. Rowe Price Group, Inc.	217,127	15,392,133
TD Ameritrade Holding Corp.	208,718	7,987,638
		54,021,259
Insurance - 0.7%
Marsh & McLennan Companies, Inc.	432,141	32,034,612

TOTAL FINANCIALS		86,055,871

HEALTH CARE - 11.7%
Biotechnology - 3.1%
Biogen, Inc. (a)	199,250	54,038,593
Gilead Sciences, Inc.	1,304,980	89,456,379
United Therapeutics Corp. (a)	49,506	6,222,904
		149,717,876
Health Care Equipment & Supplies - 0.9%
Align Technology, Inc. (a)	60,094	8,089,854
Edwards Lifesciences Corp. (a)	184,427	20,226,109
ResMed, Inc.	111,033	7,549,134
Varian Medical Systems, Inc. (a)	80,764	7,328,525
		43,193,622
Health Care Providers & Services - 0.7%
Henry Schein, Inc. (a)	65,537	11,390,331
McKesson Corp.	182,364	25,219,118
		36,609,449
Life Sciences Tools & Services - 0.6%
Mettler-Toledo International, Inc. (a)	31,682	16,266,172
Waters Corp. (a)	64,048	10,881,115
		27,147,287
Pharmaceuticals - 6.4%
Bristol-Myers Squibb Co.	1,346,520	75,472,446
Johnson & Johnson	1,908,957	235,698,921
		311,171,367

TOTAL HEALTH CARE		567,839,601

INDUSTRIALS - 15.8%
Aerospace & Defense - 5.3%
General Dynamics Corp.	225,312	43,663,212
Huntington Ingalls Industries, Inc.	37,379	7,509,067
Northrop Grumman Corp.	148,624	36,555,559
Raytheon Co.	237,101	36,800,446
Rockwell Collins, Inc.	114,883	11,958,171
The Boeing Co.	653,562	120,797,864
		257,284,319
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (b)	136,669	9,935,836
Expeditors International of Washington, Inc.	164,583	9,231,460
		19,167,296
Airlines - 0.2%
Southwest Airlines Co.	137,866	7,750,827
Building Products - 0.1%
A.O. Smith Corp.	126,336	6,806,984
Commercial Services & Supplies - 0.2%
Cintas Corp.	68,593	8,400,585
Electrical Equipment - 1.6%
Acuity Brands, Inc. (b)	35,498	6,251,198
Emerson Electric Co.	494,607	29,814,910
Fortive Corp.	340,784	21,557,996
Rockwell Automation, Inc.	121,507	19,119,126
		76,743,230
Industrial Conglomerates - 4.0%
3M Co.	591,865	115,904,923
Honeywell International, Inc.	600,738	78,780,781
		194,685,704
Machinery - 1.6%
Cummins, Inc.	132,515	20,001,814
Illinois Tool Works, Inc.	270,911	37,410,100
Snap-On, Inc.	48,147	8,066,067
WABCO Holdings, Inc. (a)	42,162	5,011,797
Wabtec Corp.	71,191	5,972,213
		76,461,991
Professional Services - 0.4%
Equifax, Inc.	94,493	12,785,848
Robert Half International, Inc.	132,670	6,109,454
		18,895,302
Road & Rail - 1.6%
J.B. Hunt Transport Services, Inc.	80,655	7,231,527
Union Pacific Corp.	647,066	72,445,509
		79,677,036
Trading Companies & Distributors - 0.4%
Fastenal Co.	269,689	12,049,705
W.W. Grainger, Inc. (b)	50,035	9,641,745
		21,691,450

TOTAL INDUSTRIALS		767,564,724

INFORMATION TECHNOLOGY - 37.4%
Communications Equipment - 0.2%
F5 Networks, Inc. (a)	59,919	7,737,340
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	239,914	17,348,181
TE Connectivity Ltd.	305,000	23,597,850
		40,946,031
Internet Software & Services - 5.6%
Alphabet, Inc.:
Class A (a)	141,322	130,655,015
Class C (a)	148,241	134,300,416
MercadoLibre, Inc.	39,166	8,965,489
		273,920,920
IT Services - 12.7%
Accenture PLC Class A	768,393	93,206,071
Automatic Data Processing, Inc.	433,695	45,316,791
Broadridge Financial Solutions, Inc.	100,461	7,026,242
Fiserv, Inc. (a)	174,498	20,789,692
IBM Corp.	853,177	136,755,741
MasterCard, Inc. Class A	1,227,044	142,729,758
Paychex, Inc.	353,475	20,953,998
The Western Union Co.	492,348	9,778,031
Visa, Inc. Class A	1,544,759	140,912,916
		617,469,240
Semiconductors & Semiconductor Equipment - 6.1%
Intel Corp.	3,712,684	134,213,527
Qualcomm, Inc.	1,133,437	60,910,904
Skyworks Solutions, Inc.	170,171	16,972,856
Texas Instruments, Inc.	922,664	73,056,536
Xilinx, Inc.	199,754	12,606,475
		297,760,298
Software - 6.1%
CDK Global, Inc.	109,597	7,124,901
Intuit, Inc.	289,285	36,221,375
Microsoft Corp.	3,661,502	250,666,427
		294,012,703
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	1,991,210	286,037,314

TOTAL INFORMATION TECHNOLOGY		1,817,883,846

MATERIALS - 2.1%
Chemicals - 2.0%
International Flavors & Fragrances, Inc.	65,528	9,081,526
LyondellBasell Industries NV Class A	405,845	34,399,422
PPG Industries, Inc.	214,645	23,576,607
Sherwin-Williams Co.	80,672	26,999,305
		94,056,860
Containers & Packaging - 0.1%
Avery Dennison Corp.	73,046	6,078,158

TOTAL MATERIALS		100,135,018

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Public Storage	131,364	27,504,994
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	35,694	4,099,813

TOTAL REAL ESTATE		31,604,807

TOTAL COMMON STOCKS
(Cost $4,205,661,570)		4,840,123,023
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.49% to 0.55% 6/22/17 to 8/17/17 (c)
(Cost $1,498,009)	1,500,000	1,497,099
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.85% (d)	29,182,127	$29,187,964
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	79,935,462	79,943,455
TOTAL MONEY MARKET FUNDS
(Cost $109,127,737)		109,131,419
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $4,316,287,316)		4,950,751,541
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(95,696,915)
NET ASSETS - 100%		$4,855,054,626

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
121 CME E-mini S&P 500 Index Contracts (United States)	June 2017	14,402,025	$261,495

The face value of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,409,219.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$115,347
Fidelity Securities Lending Cash Central Fund	113,977
Total	$229,324

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,053,582,539	$1,053,582,539	$--	$--
Consumer Staples	408,564,167	408,564,167	--	--
Energy	6,892,450	6,892,450	--	--
Financials	86,055,871	86,055,871	--	--
Health Care	567,839,601	567,839,601	--	--
Industrials	767,564,724	767,564,724	--	--
Information Technology	1,817,883,846	1,817,883,846	--	--
Materials	100,135,018	100,135,018	--	--
Real Estate	31,604,807	31,604,807	--	--
U.S. Government and Government Agency Obligations	1,497,099	--	1,497,099	--
Money Market Funds	109,131,419	109,131,419	--	--
Total Investments in Securities:	$4,950,751,541	$4,949,254,442	$1,497,099	$--
Derivative Instruments:
Assets
Futures Contracts	$261,495	$261,495	$--	$--
Total Assets	$261,495	$261,495	$--	$--
Total Derivative Instruments:	$261,495	$261,495	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $4,327,216,032. Net unrealized appreciation aggregated $623,535,509, of which $692,422,512 related to appreciated investment securities and $68,887,003 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2017